PROSPECTUS                                                        June 24, 1997

                          CALAMOS FAMILY OF FUNDS(R)

                       CLASS A SHARES AND CLASS C SHARES


 CONVERTIBLE FUND              Seeks current income. Growth is a secondary
                               objective that the Fund also considers when
                               consistent with its objective of current income.
-------------------------------------------------------------------------------
 GROWTH AND INCOME FUND        Seeks high long-term total return through
                               capital appreciation and current income derived
                               from a diversified portfolio of convertible,
                               equity and fixed-income securities.
-------------------------------------------------------------------------------
 STRATEGIC INCOME FUND         Seeks high current income consistent with
                               stability of principal, primarily through
                               investment in convertible securities and
                               employing short selling to enhance income and
                               hedge against market risk.
-------------------------------------------------------------------------------
 GROWTH FUND                   Seeks long-term capital growth.
-------------------------------------------------------------------------------
 GLOBAL GROWTH AND INCOME FUND Seeks high long-term total return through capital appreciation and current income derived
                               from a globally diversified portfolio of
                               convertible, equity and fixed-income securities.


                       MINIMUM INITIAL INVESTMENT: $500
                          Subsequent investment: $50

              INDIVIDUAL RETIREMENT ACCOUNT (IRA) PLAN AVAILABLE

                               ----------------

ALTHOUGH EACH FUND IS PERMITTED TO INVEST WITHOUT LIMIT IN DEBT SECURITIES RATED BELOW INVESTMENT GRADE, COMMONLY KNOWN AS "JUNK BONDS," ONLY STRATEGIC INCOME FUND INTENDS TO INVEST AS MUCH AS 35% OR MORE OF ITS NET ASSETS IN SUCH SECURITIES. Those securities entail greater risks, including default risks, than those found in higher rated securities. Investors should carefully consider those risks before investing. See "Debt Securities."

This prospectus contains information you should know before investing in the funds. Please read it carefully and retain it for future reference. A statement of additional information dated the date of this prospectus and containing more detailed information about the funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The statement of additional information and the most recent financial statements are available without charge at the address and telephone numbers set forth above.

SHARES OF THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

KEY FEATURES

INVESTMENT OBJECTIVES

The investment objectives of the Funds are stated on the cover of this prospectus. There can be no assurance that a Fund will achieve its investment objective.

INVESTMENT RISKS

The Funds are designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking high current income or long-term capital appreciation through investments in securities. The Funds' investments in debt securities rated below investment grade, foreign securities and options and futures, and use of short sales also present risks. The Funds may have high portfolio turnover. See "Common Investment Practices" and "Risk of Investment" for a more complete description of the risks of investing in each of the Funds.

DIVIDENDS AND CAPITAL GAINS

Growth Fund pays income dividends annually. Each other Fund pays income dividends quarterly. Capital gains, if any, are distributed by each Fund at least annually. Distributions are automatically reinvested in additional shares at net asset value unless payment in cash is requested. See "Dividends and Distributions."

PURCHASES AND REDEMPTIONS

Class A shares of each Fund are offered with a front-end sales charge, and Class C shares of each Fund are offered without a sales charge, as described below:

CLASS A SHARES Offered at net asset value plus a maximum sales charge of 4.75%
   of the offering price, with reduced sales charges on investments of $50,000 or more and no sales charge on purchases of $1 million or more or on reinvestment of dividends. Class A shares are subject to an annual .25% service fee and a .25% distribution fee.

CLASS C SHARES Offered at net asset value without an initial or contingent deferred sales charge if held for at least one year, but subject to an annual .25% service fee and a .75% distribution fee, and, in the case of shares redeemed within one year, a 1% contingent deferred sales charge.

Each class of shares of a Fund represents interests in the same portfolio of investments of the Fund. The minimum initial investment in Class A shares or Class C shares of a Fund is $500 and subsequent investments in the Fund must be at least $50. Shares are redeemable at net asset value, which may be more or less than original cost; however, if Class C shares, or Class A shares for which the initial purchase price was $1 million or more, on which no sales charge was imposed, are redeemed within one year, a deferred sales charge of 1% will be imposed. See "How to Purchase Shares" and "How to Redeem Shares."

EXPENSES OF THE FUNDS

Each Fund pays a management fee to the investment adviser. Each Fund also compensates the Distributor, as expenses allocable to the Class A shares and the Class C shares, for shareholder servicing and for services in distributing those shares. See "Management of the Funds."

INVESTMENT ADVISER

Calamos Asset Management, Inc.(R) ("CAM" or the "Adviser").

DISTRIBUTOR

Calamos Financial Services, Inc.(R) ("CFS" or the "Distributor")

EXPENSES

The following tables show certain information concerning shareholder transaction expenses and projected annual fund operating expenses for Class A shares and Class C shares of the Funds:

                                             Class A Shares
                           ------------------------------------------------------
                                                                         Global
                                       Growth and Strategic            Growth and
                           Convertible   Income    Income     Growth     Income
                              Fund        Fund      Fund       Fund       Fund
                           ----------- ---------- ---------   ------   ----------
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum sales charge on
 purchases
 (as a percentage of of-
 fering price) (b).......     4.75%       4.75%     4.75%      4.75%      4.75%
Maximum sales charge on
 reinvested dividends....     None        None      None       None       None
Deferred sales charge
 (c).....................     None        None      None       None       None
Exchange fee.............     None        None      None       None       None
Redemption fees (d)......     None        None      None       None       None
ANNUAL FUND OPERATING EX-
 PENSES
 (AS A PERCENTAGE OF AV-
 ERAGE NET ASSETS)
Management fees..........      .75%        .75%      .75%      1.00%      1.00%
12b-1 fees (e)...........      .50         .50       .50        .50        .50
Other expenses (after ex-
 pense reimbursement)....      .25         .75(a)    .85(a)     .50(a)     .50(a)
                              ----        ----      ----       ----       ----
Total Fund operating ex-
 penses
 (after expense
 reimbursement)..........     1.50%       2.00%     2.10%(a)   2.00%      2.00%
                                             Class C Shares
                           ------------------------------------------------------
                                                                         Global
                                       Growth and Strategic            Growth and
                           Convertible   Income    Income     Growth     Income
                              Fund        Fund      Fund       Fund       Fund
                           ----------- ---------- ---------   ------   ----------
SHAREHOLDER TRANSACTION
 EXPENSES
Maximum sales charge on
 purchases
 (as a percentage of of-
 fering price) (b).......     None        None      None       None       None
Maximum sales charge on
 reinvested dividends....     None        None      None       None       None
Deferred sales charge
 (c).....................     None        None      None       None       None
Exchange fee.............     None        None      None       None       None
Redemption fees (d)......     None        None      None       None       None
ANNUAL FUND OPERATING EX-
 PENSES
 (AS A PERCENTAGE OF AV-
 ERAGE NET ASSETS)
Management fees..........      .75%        .75%      .75%      1.00%      1.00%
12b-1 fees (e)...........     1.00        1.00      1.00       1.00       1.00
Other expenses (after ex-
 pense reimbursement)....      .25(a)      .75(a)    .85(a)     .50(a)     .50(a)
                              ----        ----      ----       ----       ----
Total Fund operating ex-
 penses
 (after expense
 reimbursement)..........     2.00%       2.50%     2.60%(a)   2.50%      2.50%

------------------------------
(a) Because Global Growth and Income Fund is newly organized, its "Other expenses" reflect an estimate. The Adviser has voluntarily undertaken to limit the annual ordinary operating expenses of each class of shares of each Fund, as a percentage of the average net assets of the class, to 2.00% for Class A shares and 2.50% for Class C shares through August 31, 1998, and the percentages shown for "Other expenses" take into account expected expense reimbursements. Absent that limitation, the "Other expenses" and "Total

   Fund operating expenses," respectively, for Class A shares of the Funds other than Convertible Fund would be .85% and 2.10% for Growth and Income Fund; 3.85% and 5.10% for Strategic Income Fund; 1.20% and 2.70% for Growth Fund; and 2.30% and 3.80% for Global Growth and Income Fund. In the case of Class C shares of the Funds other than Convertible Fund, absent the expense limitation, the "Other expenses" and "Total Fund operating expenses," respectively, would have been 1.35% and 3.10% for Growth and Income Fund; 3.85% and 5.60% for Strategic Income Fund; 1.20% and 3.20% for Growth Fund; and 2.30% and 4.30% for Global Growth and Income Fund. See "Management of the Funds--The Adviser." Each Fund may incur expenses for dividends paid on short positions that are not subject to the Adviser's expense limitation and that are not included in "Other expenses." Only Strategic Income Fund had such expenses, which amounted to .10% of average net assets.
(b) Reduced sales charges apply to purchases of Class A shares of $50,000 or more. See "How to Purchase Shares--Offering Price."
(c) With respect to Class C shares, or Class A shares for which the initial purchase price was $1 million or more, on which no initial sales charge was imposed, if any of such shares are redeemed within one year after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis, a contingent deferred sales charge of 1% of the purchase price will be imposed.
(d) A service charge of $15 is deducted from proceeds of redemption paid by wire.
(e) The Trust's Distribution Plan, as permitted under Rule 12b-1, provides for payment by each Fund of a service fee of .25%, and a distribution fee of .25% in the case of Class A shares and .75% in the case of Class C shares, of the average daily net assets of the respective class. Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the National Association of Securities Dealers.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return as required by the Securities and Exchange Commission for purposes of this example and (2) redemption at the end of each time period:

                                                              Class A Shares
                                                          ----------------------
                                                          One  Three Five   Ten
                                                          Year Years Years Years
                                                          ---- ----- ----- -----
Convertible Fund......................................... $62   $93  $125  $218
Growth and Income Fund...................................  67   107   150   269
Strategic Income Fund....................................  68   110   155   279
Growth Fund..............................................  67   107   150   269
Global Growth and Income Fund............................  67   107   150   269
                                                              Class C Shares
                                                          ----------------------
                                                          One  Three Five   Ten
                                                          Year Years Years Years
                                                          ---- ----- ----- -----
Convertible Fund......................................... $20   $62  $107  $231
Growth and Income Fund...................................  25    78   133   284
Strategic Income Fund....................................  26    81   138   293
Growth Fund..............................................  25    78   133   284
Global Growth and Income Fund............................  25    78   N/A   N/A

The purpose of these tables and the examples is to assist you in understanding the various costs and expenses that an investor in a Fund bears, directly or indirectly. The examples assume that the percentage amounts listed under Annual Fund Operating Expenses remain the same through each of the periods, all income dividends and capital gains distributions are reinvested in additional shares of the Funds, and each Fund's net assets remain constant.

The examples should not be considered a representation of past or future expenses; the actual expenses of the Funds and the annual rates of return may be greater or less than those shown. Although information such as that shown in the example is useful in reviewing the expenses of the Funds and in providing a basis for comparison of those expenses with the expenses of other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

                               ----------------

FINANCIAL HIGHLIGHTS

The tables below reflect the results of the operations of Class A shares and Class C shares of each Fund. Information in the tables was audited by Ernst & Young LLP, independent auditors. These tables should be read in conjunction with each Fund's financial statements and notes thereto. The Funds' annual report, which may be obtained from the Trust upon request at no charge, contains additional performance information.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS CONVERTIBLE FUND

                                                                Class A
                       ----------------------------------------------------------------------------------------------
                                              Eleven
                           Year      Year     Months
                           Ended     Ended     Ended
                         March 31, March 31, March 31,                  Year Ended April 30,
                       ----------------------------------------------------------------------------------------------
                           1997      1996      1995     1994     1993     1992     1991     1990     1989    1988(b)
                       ----------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period           $ 14.49   $ 12.41   $ 13.04  $ 13.96  $ 12.72  $ 11.39  $ 10.29  $ 10.73  $ 10.56  $ 11.94
Income from investment
 operations:
 Net investment income        .36       .40       .38      .40      .42      .41      .49      .60      .59      .62
 Net realized and
  unrealized gain
  (loss) on investments      1.39      3.06      (.01)     .53     1.32     1.43     1.25     (.32)     .14    (1.24)
                       ----------------------------------------------------------------------------------------------
 Total from investment
  operations                 1.75      3.46       .37      .93     1.74     1.84     1.74      .28      .73     (.62)
                       ----------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net in-
  vestment income            (.45)     (.31)     (.32)    (.39)    (.40)    (.45)    (.52)    (.63)    (.56)    (.66)
 Dividends from net re-
  alized
  capital gains             (1.11)    (1.07)     (.56)   (1.46)    (.10)       -        -        -        -     (.10)
 Dividends in excess of
  net
  realized capital gains        -         -      (.12)       -        -        -        -        -        -        -
 Distributions from paid
  in capital                    -         -         -        -        -     (.06)    (.12)    (.09)       -        -
                       ----------------------------------------------------------------------------------------------
 Total distributions        (1.56)    (1.38)    (1.00)   (1.85)    (.50)    (.51)    (.64)    (.72)    (.56)    (.76)
                       ----------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 14.68   $ 14.49   $ 12.41  $ 13.04  $ 13.96  $ 12.72  $ 11.39  $ 10.29  $ 10.73  $ 10.56
                       ----------------------------------------------------------------------------------------------
                       ----------------------------------------------------------------------------------------------
Total return (a)            12.9%     28.8%      3.2%     6.5%    14.0%    16.5%    17.7%     2.4%     7.2%    (5.1%)
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)              $35,950   $24,460   $16,646  $17,023  $17,213  $16,940  $13,953  $18,664  $21,270  $23,194
 Ratio of expenses to
  average
  net assets                 1.5%      1.5%     1.6%*     1.6%     1.7%     1.2%     1.2%     1.1%     1.1%     1.2%
 Ratio of net investment
  income
  to average net assets      2.8%      3.0%     3.3%*     2.8%     3.2%     3.4%     4.3%     5.5%     5.6%     5.6%

                                      Class C
                    --------------------------------
                                July 5, 1996 through
                                   March 31, 1997
----------------------------------------------------
Net asset value, beginning of
 period                                $13.87
Income from investment opera-
 tions:
 Net investment income                    .30
 Net realized and unrealized
  gain (loss) on investments             1.21
                                       ------
 Total from investment opera-
  tions                                  1.51
Less distributions:
 Dividends from net investment
  income                                 (.25)
 Dividends from net realized
  capital gains                          (.50)
                                       ======
 Total distribution                      (.75)
                                       ------
Net asset value, end of period         $14.63
                                       ======
Total return (a)                        11.1%
Ratios and supplemental data:
 Net assets, end of period
  (000)                                $3,094
 Ratio of expenses to average
  net assets                            2.0%*
 Ratio of net investment in-
  come to average net assets            2.7%*
----------------------------------------------------

                                              Eleven
                           Year      Year     Months
                           Ended     Ended     Ended
                         March 31, March 31, March 31,            Year Ended April 30,
                    ------------------------------------------------------------------------------
                           1997      1996      1995    1994  1993  1992  1991  1990  1989  1988(b)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate    52.3%     65.2%     42.1%   73.1% 73.1% 83.8% 63.2% 93.4% 84.7%  55.5%
Average commission         .0610     .0633     .0936   .0952 .1000 .0966   N/A   N/A   N/A    N/A

-----------------------------
(a) Total return is not annualized and does not reflect the effect of sales charges.
(b) Calamos Asset Management, Inc. became the Fund's investment adviser on September 1, 1987.
* Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS GROWTH AND INCOME FUND

                                                          Class A
                     -----------------------------------------------------------------------------------
                                              Eleven                                           Sept. 22,
                           Year      Year     Months                                             1988
                           Ended     Ended     Ended                                              to
                         March 31, March 31, March 31,        Year Ended April 30,             April 30,
--------------------------------------------------------------------------------------------------------
                           1997      1996      1995     1994    1993    1992    1991    1990     1989
                      ----------------------------------------------------------------------------------
Net asset value,
 beginning of period      $15.62    $12.68    $12.97   $13.90  $13.57  $11.54  $10.46  $10.49   $10.00
Income from investment
 operations:
 Net investment income       .34       .37       .35      .31     .35     .29     .31     .33      .38
 Net realized and
  unrealized gain on
  investments               1.52      3.70     (0.02)     .34    1.97    2.02    1.09     .09      .49
                      ----------------------------------------------------------------------------------
 Total from investment
  operations                1.86      4.07       .33      .65    2.32    2.31    1.40     .42      .87
                      ----------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income         (.28)     (.42)     (.32)    (.29)   (.36)   (.28)   (.32)   (.28)    (.38)
 Dividends from net
  realized
  capital gains            (1.68)     (.71)     (.30)   (1.29)  (1.63)      -       -    (.17)       -
                      ----------------------------------------------------------------------------------
 Total distributions       (1.96)    (1.13)     (.62)   (1.58)  (1.99)  (0.28)  (0.32)  (0.45)   (0.38)
                      ----------------------------------------------------------------------------------
Net asset value, end of
 period                   $15.52    $15.62    $12.68   $12.97  $13.90  $13.57  $11.54  $10.46   $10.49
                      ----------------------------------------------------------------------------------
                      ----------------------------------------------------------------------------------
Total return (b)           12.9%     33.0%      2.8%     4.5%   18.8%   20.2%   13.4%    3.8%     9.0%
Ratios and supplemental
 data:
 Net assets, end of
  period (000)            $8,408    $5,813    $3,853   $4,663  $3,655  $2,694  $1,821  $1,345   $  732
 Ratio of expenses to
  average net assets (a)    2.0%      2.0%     2.0%*     2.0%    2.0%    2.0%    2.0%    2.0%    2.0%*
 Ratio of net investment
  income to average net
  assets (a)                2.4%      2.6%     3.0%*     2.3%    2.6%    2.3%    2.9%    3.0%    4.8%*

                                     Class C
                                --------------------
                              August 5, 1996 through
                                  March 31, 1997
----------------------------------------------------
Net asset value, beginning
 of period                            $14.52
Income from investment oper-
 ations:
 Net investment income                   .26
 Net realized and unrealized
  gain (loss) on
  investments                           1.30
                                      ------
 Total from investment op-
  erations                              1.56
Less distributions:
 Dividends from net invest-
  ment income                           (.25)
 Dividends from net realized
  capital gains                         (.33)
                                      ------
Total distributions                     (.58)
                                      ------
Net asset value, end of pe-
 riod                                 $15.50
                                      ======
Total return (b)                       10.8%
Ratios and supplemental da-
 ta:
 Net assets, end of period
  (000)                               $  330
 Ratio of expenses to aver-
  age net assets (c)                   2.5%*
 Ratio of net investment in-
  come to average
  net assets (c)                       2.4%*

                     ------------------------------------------------------------------------------
                                              Eleven                                      Sept. 22,
                           Year      Year     Months                                        1988
                           Ended     Ended     Ended                                         to
                         March 31, March 31, March 31,        Year Ended April 30,        April 30,
---------------------------------------------------------------------------------------------------
                           1997      1996      1995     1994   1993   1992   1991   1990    1989
                     ------------------------------------------------------------------------------
Portfolio turnover rate    91.5%     86.4%     84.7%   155.2% 132.3% 111.6% 103.6% 103.0%  85.0%*
Average commission         .0609     .0604     .0924    .1002  .1010  .1004    N/A    N/A     N/A

------------------------------
(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.1%, 0.1%, 0.2%*, 0.1%, 0.5%, 0.5%, 1.7%, 2.3% and 8.4%* of average net assets, respectively.
(b) Total return is not annualized and does not reflect the effect of sales charges.
(c) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.6%* of average net assets.
* Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS STRATEGIC INCOME FUND

                                            Eleven                            Sept. 4,
                          Year     Year     Months                                1990
                         Ended     Ended     Ended                                  to
                         March,  March 31, March 31, Year Ended April 30,    April 30,
                         -------------------------------------------------------------
                          1997     1996      1995     1994    1993    1992     1991
--------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period          $11.07   $10.13    $10.71   $10.96  $10.58  $10.60    $10.00
Income from investment
 operations:
 Net investment income      .50      .53       .40      .36     .39     .59       .40
 Net realized and
  unrealized gain (loss)
  on investments            .29      .83      (.43)     .11     .79     .46       .61
                         -------------------------------------------------------------
 Total from investment
  operations                .79     1.36      (.03)     .47    1.18    1.05      1.01
                         -------------------------------------------------------------
Less distributions:
 Dividends from net in-
  vestment income          (.68)    (.42)     (.36)    (.41)   (.41)   (.51)     (.40)
 Dividends from net re-
  alized capital gains     (.37)       -      (.19)    (.31)   (.39)   (.56)     (.01)
                         -------------------------------------------------------------
 Total distributions      (1.05)    (.42)     (.55)    (.72)   (.80)  (1.07)     (.41)
                         -------------------------------------------------------------
Net asset value, end of
 period                  $10.81   $11.07    $10.13   $10.71  $10.96  $10.58    $10.60
                         =============================================================
Total return (c)           7.4%   13.60%     (0.2%)    4.2%   11.5%   10.5%     10.2%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)             $1,317   $1,620    $2,211   $3,004  $2,522  $1,410      $595
 Ratio of expenses to
  average net assets
  (a)(b)                   2.1%     2.2%     2.4%*     2.2%    2.3%    2.5%     2.6%*
 Ratio of net investment
  income to average net
  assets (a)               4.3%     4.6%     4.0%*     3.2%    3.9%    5.3%     6.6%*
 Portfolio turnover rate 152.5%    81.1%     59.9%    79.4%   73.8%   97.0%   108.9%*
 Average commission       .0711    .0636     .0966    .0997   .1056   .1200       N/A


------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 3.0%, 1.6%, 1.1%*, 1.0%, 0.7%,1.25% and 4.8%* of average net assets, respectively.

(b) Includes 0.1%, 0.2%, 0.4%*, 0.2%, 0.3%, 0.5% and 0.6%*, respectively, related to dividend expenses on short positions.

(c) Total return is not annualized and does not reflect the effect of sales charges.

* Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS GROWTH FUND

                                                   Class A
                         ---------------------------------------------------------------
                                              Eleven
                           Year      Year     Months                           Sept. 4,
                           Ended     Ended     Ended                            1990 to
                         March 31, March 31, March 31, Year Ended April 30,    April 30,
                         ---------------------------------------------------------------
                           1997      1996      1995     1994    1993    1992     1991
                         ---------------------------------------------------------------
Net asset value, begin-
 ning of period           $15.74    $14.18    $14.57   $13.95  $14.04  $12.48   $10.00
Income from investment
 operations:
 Net investment income
  (loss)                    (.09)     (.09)      .02      .01    (.02)   (.01)     .07
 Net realized and
  unrealized gain (loss)
  on investments            3.14      4.69      (.28)    1.21     .20    1.60     2.50
                         ---------------------------------------------------------------
 Total from investment
  operations                3.05      4.60      (.26)    1.22     .18    1.59     2.57
                         ---------------------------------------------------------------
Less distributions:
 Dividends from net in-
  vestment income              -      (.07)        -     (.01)      -       -    (0.08)
 Dividends from net re-
  alized capital gains     (1.75)    (2.97)     (.13)    (.59)   (.27)   (.03)   (0.01)
                         ---------------------------------------------------------------
 Total distributions       (1.75)    (3.04)     (.13)    (.60)   (.27)   (.03)   (0.09)
                         ---------------------------------------------------------------
Net asset value, end of
 period                   $17.04    $15.74    $14.18   $14.57  $13.95  $14.04   $12.48
                         ===============================================================
Total return (b)           19.1%     35.2%     (1.8%)    8.9%    1.4%   12.7%    25.8%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)              $6,635    $2,866    $1,791   $2,089  $1,861  $1,802   $  862
 Ratio of expenses to
  average net assets (a)    2.0%      2.0%     2.0%*     2.0%    2.0%    2.0%    2.0%*
 Ratio of net investment
  income (loss) to
  average net
  assets (a)              (1.3)%    (0.8)%     0.2%*     0.1%  (0.1)%  (0.1)%    0.8%*

                                    Class C
                           -------------------------
                           September 3, 1996 through
                                March 31, 1997
----------------------------------------------------
Net asset value, begin-
 ning of period                     $ 17.63
Income from investment
 operations:
 Net investment income
  (loss)                               (.07)
 Net realized and
  unrealized gain (loss)
  on
  investments                          1.07
                                    -------
Total from investment op-
 erations                              1.00
                                    -------
Less distributions:
 Dividends from net real-
  ized capital gains                  (1.65)
                                    -------
 Net asset value, end of
  period                            $ 16.98
                                    =======
Total return (b)                       5.4%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)                        $     8
 Ratio of expenses to av-
  erage net assets (c)                2.5%*
 Ratio of net investment
  income (loss) to aver-
  age
  net assets (c)                    (1.9)%*

----------------------------------------------------------------------------------
                                              Eleven
                           Year      Year     Months                     Sept. 4,
                           Ended     Ended     Ended      Year Ended      1990 to
                         March 31, March 31, March 31,     April 30,     April 30,
                         ---------------------------------------------------------
                           1997      1996      1995    1994  1993  1992    1991
                         ---------------------------------------------------------
Portfolio turnover rate   173.9%    252.4%    104.3%   87.3% 56.8% 47.3%  15.8%*
Average Commission         .0614     .0608     .0910   .0996 .1011 .1098     N/A


------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.7%, 1.2%, 1.6%*, 1.1%, 0.7%, 0.8%, and 4.5%* of average net assets respectively.

(b) Total return is not annualized and does not reflect the effect of sales charges.

(c) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.6% of average net assets.

* Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS GLOBAL GROWTH AND INCOME FUND

                                                               Class A
                                                      -------------------------
                                                      September 9, 1996 through
                                                           March 31, 1997
-------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 5.00
Income from investment operations:
 Net investment income                                            .04
 Net realized and unrealized gain (loss) on invest-
  ments                                                           .36
                                                               ------
 Total from investment operations                                 .40
                                                               ------
Less distributions:
 Dividends from net investment income                            (.01)
                                                               ------
 Net asset value, end of period                                $ 5.39
                                                               ======
 Total return (b)                                                8.0%
Ratios and supplemental data:
 Net assets, end of period (000)                               $2,926
 Ratio of expenses to average net assets (a)                    2.0%*
 Ratio of net investment income to average net assets
  (a)                                                           1.8%*

                                                             Class C
                                                    --------------------------
                                                    September 24, 1996 through
                                                          March 31, 1997
------------------------------------------------------------------------------
Net asset value, beginning of period                         $  5.00
Income from investment operations:
 Net investment income                                           .03
 Net realized and unrealized gain (loss) on invest-
  ments                                                          .35
                                                             -------
 Total from investment operations                                .38
                                                             -------
Less distributions:
 Dividends from net investment income                           (.01)
                                                             -------
 Net asset value, end of period                              $  5.37
                                                             =======
 Total return (b)                                               7.6%
Ratios and supplemental data:
 Net assets, end of period (000)                             $   390
 Ratio of expenses to average net assets (a)                   2.5%*
 Ratio of net investment income to average net as-
  sets (a)                                                     1.6%*
------------------------------------------------------------------------------
                                                    September 9, 1996 through
                                                          March 31, 1997
------------------------------------------------------------------------------
 Portfolio turnover rate                                     160.4%*
 Average Commission                                            .0758


------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 1.8% * of average net assets.

(b) Total return is not annualized and does not reflect the effect of sales charges.

* Annualized.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a different investment objective and may invest in different securities. The Funds differ principally in (i) the relative importance each places on growth potential and current income as considerations in selecting investments, and (ii) the types of securities selected for investment.

The investment objectives of a Fund may not be changed without the approval of a "majority of the outstanding" shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its objectives.

CONVERTIBLE FUND

Convertible Fund seeks current income. Growth is a secondary objective that the Fund also considers when consistent with its objective of current income.

The Fund invests in a diversified portfolio of convertible securities, primarily convertible bonds and convertible preferred stocks. See "Common Investment Practices--Convertible Securities."

A significant portion of the Fund's portfolio ordinarily is invested in a number of long-term core positions, selected on the basis of the investment adviser's assessment of the long-term value of an investment in that issuer. The Fund's investments are concentrated in investment grade securities, and the Fund expects to maintain, over the long-term, an average credit quality of BBB or better. However, debt securities acquired by the Fund may be unrated or may be rated below investment grade, which would present increased risk. See "Common Investment Practices--Debt Securities" for more information, including an analysis of the Fund's past investments in debt securities.

The Fund is substantially invested in convertible securities, including synthetic convertible securities, under normal market conditions. See "Common Investment Practices--Convertible Securities." At least 65% of the Fund's assets ordinarily is invested in "true" convertibles. Any portion of the Fund's assets not invested in convertible securities as described above may be invested in non-convertible equity and fixed-income securities, and other securities as described under "Common Investment Practices."

GROWTH AND INCOME FUND

Growth and Income Fund seeks high long-term total return through capital appreciation and current income. Under normal market conditions the Fund invests at least 65% of its total assets in a diversified portfolio of convertible, equity and fixed-income securities, with equal emphasis on capital appreciation and current income. See "Common Investment Practices-- Convertible Securities." The Fund's assets not invested in convertible securities are invested in common stocks that, in the judgment of the investment adviser, provide opportunities for long-term capital appreciation, or in other securities as described under "Common Investment Practices."

The Fund generally invests in smaller and medium-sized companies, the securities of which tend to be more volatile and less liquid than the securities of larger companies. The debt securities of smaller and medium-sized companies also are less likely to be rated investment grade, and so the debt securities acquired by the Fund may be unrated or rated below investment grade, which would present increased risk. See "Common Investment Practices-- Debt Securities" for more information, including an analysis of the Fund's past investment in debt securities.

STRATEGIC INCOME FUND

Strategic Income Fund seeks high current income consistent with stability of principal, primarily through investment in convertible securities and employing short selling to enhance income and hedge against market risk. Under normal market conditions, the Fund will invest at least 65% of its assets in income-producing securities. In furtherance of its objective, the Fund may also write covered call options and purchase put options and invest in other types of securities. See "Common Investment Practices."

Any assets of the Fund not invested in convertible securities, common stock received upon conversion or exchange of convertible securities, or in short sales with respect to portfolio securities may be invested in other securities including non-convertible equity and debt securities, options, warrants, securities of the U.S. Government, its agencies and instrumentalities, repurchase agreements and money market instruments.

GROWTH FUND

Growth Fund seeks long-term capital growth.

In pursuing Growth Fund's investment objective, the Adviser seeks out securities that, in its opinion, are undervalued and offer above-average potential for earnings growth. The selection process emphasizes earnings growth potential coupled with financial strength and stability. The Adviser performs its own fundamental analysis, in addition to depending upon recognized rating agencies and other sources. The portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund will not invest more than 5% of its assets in the securities of unseasoned issuers.

The Adviser anticipates that common stocks will generally afford the best opportunities for capital growth. However, the Fund may invest in securities convertible into common stock, preferred stocks, and obligations such as bonds, debentures and notes that, in the opinion of the Adviser, present opportunities for capital appreciation. The percentages of Fund assets invested in various types of securities will vary in accordance with the judgment of the Adviser. There are no limitations on the amount of the Fund's assets that may be allocated to the various types of securities, or on the ratings of debt securities acquired by the Fund. The Fund may also hold cash and cash equivalents and may invest in other types of securities as described under "Common Investment Practices."

GLOBAL GROWTH AND INCOME FUND

Global Growth and Income Fund seeks high long-term total return through capital appreciation and current income. Under normal market conditions the Fund invests at least 65% of its total assets in a globally diversified portfolio of convertible, equity and fixed-income securities with equal emphasis on capital appreciation and current income. Normally the Fund invests in the securities markets of at least three countries, which may include the United States.

The Fund generally invests in securities of companies that are medium-sized and larger relative to the securities markets of the countries in which those securities are traded. A significant portion of its assets will be invested in securities of foreign issuers, which may be more volatile and less liquid than the securities of United States companies. See "Common Investment Practices-- Foreign Securities" for more information.

The Fund's convertible and fixed-income investments are concentrated in investment grade securities, and the Fund expects to maintain, over the long term, an average credit quality of BBB or better or, in the case of unrated securities, of comparable quality as determined by the Adviser. The debt securities of foreign issuers are less likely to be rated by United States rating agencies.

COMMON INVESTMENT PRACTICES

GENERAL

In selecting portfolio securities for a Fund, including unrated securities, the investment adviser performs its own credit analysis in addition to considering evaluations by recognized rating agencies and other sources, giving consideration to, among other things, the issuer's financial soundness, its anticipated cash flow, interest and dividend coverage, asset coverage, sinking fund provisions, responsiveness to changes in interest rates, business conditions, and liquidation value relative to the market price of the security. Securities received by a Fund upon conversion or exercise of warrants and securities remaining upon the breakup of units or detachments of warrants may be retained to permit orderly disposition or to establish long-term holding periods for federal income tax purposes. Occasionally securities may be purchased on a when-issued or delayed-delivery basis.

DEBT SECURITIES

In pursuing its investment objectives, each Fund may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds") and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that no Fund will acquire a security rated below C.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities, in which Strategic Income Fund intends to invest as much as 35% or more of its assets, are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Achievement by each Fund of its investment objectives will be more dependent on the Adviser's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the Adviser employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. See "Net Asset Value." The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

The table below shows the percentages of net assets (on a dollar-weighted monthly average basis) invested in debt securities in each ratings category during the year ended March 31, 1997 for each Fund other than Growth Fund, which did not invest in debt securities rated below investment grade during that period.

                                                                                           Global
                                              Growth                                       Growth
                                               and                 Strategic                and
   Rating           Convertible               Income                Income                 Income
  Category             Fund                    Fund                  Fund                   Fund
 ----------         -----------               ------               ---------               ------
 U.S. Govt.            0.15%                    17%                     0%                    8
    AAA                  --                      0                      0                     0
     AA                0.03                      2                      0                     0
     A                 0.10                      4                      9                     7
    BBB                0.15                     11                     24                    12
     BB                0.03                      7                      6                     0
     B                 0.03                     10                     32                     1
    CCC                  --                      0                      0                     0
 not rated             0.07                      3                      9                    12

The percentages in the table are based upon ratings by S&P, or by Moody's if the security was not rated by S&P. A description of the ratings used by S&P and Moody's is included as an appendix to this prospectus.

CONVERTIBLE SECURITIES

Although each Fund may invest in convertible securities, only Convertible Fund has a policy of investing at least 65% of its assets in convertible securities under normal circumstances. Growth and Income Fund and Strategic Income Fund expect that a significant portion of their respective assets will be invested in convertible securities, but there is no minimum percentage of their assets that will be so invested.

The Adviser believes that the characteristics of convertible securities make them appropriate investments for the Funds. These characteristics include: the potential for capital appreciation as the value of the underlying common stock increases; the relatively high yield received from dividend or interest payments as compared to common stock dividends; and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to holders of similar non-convertible securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security.

"Synthetic" convertible securities, for purposes of this prospectus, are created by combining separate securities which possess the two principal characteristics of a true convertible security, i.e., fixed income ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible fixed-income securities such as non-convertible bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants, exchange or NASDAQ listed call options, or stock index call options granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options. Synthetic convertible securities are not considered convertible securities for purposes of the policies of Convertible Fund and Growth and Income Fund to normally invest at least 65% of total assets in convertible securities.

The synthetic convertible security differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible security is composed of two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible security and a true convertible security will respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the true convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote a Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Since a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

FOREIGN SECURITIES

Global Growth and Income Fund may invest all of its assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For this purpose, foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a United States person.

International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. Many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in those countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue.

You should understand and consider carefully the greater risks involved in investing internationally. Investing in securities of non-U.S. issuers, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve both opportunities and risks not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of restriction of foreign investment, expropriation of assets, or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

Any Fund may invest in ADRs that are not sponsored by the issuer of the underlying security. To the extent it does so, the Fund would probably bear its proportionate share of the expenses of the depository and might have greater difficulty in receiving copies of the issuer's shareholder communications than would be the case with a sponsored ADR.

When a Fund enters into a contract for the purchase or sale of a foreign portfolio security, it usually is required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. In either event, the Fund is obliged to acquire or dispose of an appropriate amount of foreign currency by selling or buying an equivalent amount of U.S. dollars. The Fund may wish to "lock-in" the U.S. dollar value of a transaction at or near the time of the purchase or sale of the foreign portfolio security at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. The Fund may accomplish such "transaction hedging" by purchasing or selling such foreign currencies on a "spot" (i.e., cash) basis or on a forward basis whereby the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at a specified date or at any time within a specified time period. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Similar transactions may be entered into by using other currencies if the Fund seeks to move investments denominated in one currency to investments denominated in another.

When a Fund invests in foreign securities, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in U.S. dollars is subject to fluctuations in the exchange rate between the foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the U.S. dollar value of the portfolio, the Fund may enter into a forward currency exchange contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) by which the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as "currency hedging" and, by locking in a rate of exchange, is intended to moderate or reduce the risk of change in the U.S. dollar value of the Fund's portfolio only during the period of the forward contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward foreign currency exchange contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency. For further information on forward foreign currency exchange transactions, see the Statement of Additional Information.

At March 31, 1997, Global Growth and Income Fund had invested 17% of its net assets in foreign securities. No other Fund had as much as 1% of its net assets so invested.

WARRANTS

Each Fund may invest up to 5% of the value of its net assets at the time of purchase in warrants (not including those acquired in units or attached to other securities), including up to 2% of its net assets in warrants the underlying common stock of which is not listed on the New York or American stock exchange or, in the case of Global Growth and Income Fund, a recognized foreign exchange. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may tend to be greater than the percentage increase or decrease in the value of the underlying common stock.

OPTIONS AND FUTURES

Consistent with its objective, each Fund may purchase and write both call options and put options on securities and on indexes, and may enter into interest rate and index futures contracts and options on such futures contracts ("derivative products") in order to provide additional revenue, or to hedge against changes in security prices or interest rates. Each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions to the extent required to do so by regulatory agencies.

An option on a security (or index) is a contract that gives the holder, in return for a premium, the right to buy (call) from or sell (put) to the option seller (writer) the security (or the cash value of the index) underlying the option at a designated price during the term of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund may write a call or put option only if the option is covered.

There are several risks associated with the use of derivative products. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the call price. Because of low margin deposits required, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit. Since there can be no assurance that a liquid market will exist when a Fund seeks to close out a derivative product position, these risks may become magnified. Because of these and other risks, successful use of derivative products depends on the Adviser's ability to predict correctly changes in the level and the direction of stock prices, interest rates and other market factors, but even a well-conceived transaction may be unsuccessful because of an imperfect correlation between the securities and derivative product markets. For a more complete explanation, please refer to the Statement of Additional Information.

SHORT SALES

Each Fund may attempt to hedge against market risk and enhance income by: (1) entering into short sales of securities that it currently has the right to acquire, without payment of any further consideration, through the conversion or exchange of other securities that it owns or, to a lesser extent, entering into short sales of securities that it currently owns; and (2) entering into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales while the Fund's short positions remain open.

In addition, Strategic Income Fund may enter into short sales of securities that it currently has the right to acquire upon payment of additional consideration, for instance, upon exercise of any option or warrant. This technique would be used to hedge against market risk in connection with a synthetic convertible position in the same way selling short a true convertible security owned by a Fund would hedge against market risk. During the time such a short position is open, the Fund would maintain in a segregated account with the Fund's custodian, cash or U.S. Government securities in an amount such that the value of the segregated account, plus the value of any collateral required to be deposited with the broker in connection with the short sale, (i) will equal the current market value of the securities sold short and (ii) will not be less than the market value of the securities at the time they were sold short. Strategic Income Fund will conduct its short sales so that no more than 10% of the net assets of the Fund, when added together, will be (i) deposited with brokers as collateral, and (ii) allocated to segregated accounts in connection with short sales, at any time.

Short sales and short sales against the box may protect the Funds against the risk of losses in the value of their portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

Short sale transactions involve certain risks. In particular, the variable degree of correlation between the price movements of the convertible securities (or portion of the synthetic convertible) and the price movements of the underlying common stock being sold short creates the possibility that losses on the short sale hedge position may be greater than gains in the value of the portfolio securities being hedged. In addition, to the extent that a Fund pays a conversion premium for a convertible security, the Fund is generally unable to protect against a loss of such premium by entering into a short sale hedge. In determining the number of shares to be sold short against the Fund's position in the convertible securities, the anticipated fluctuation in the conversion premiums is considered. A Fund will also incur transaction costs in connection with short sales. Certain provisions of the Internal Revenue Code may limit the degree to which the Funds are able to enter into short sales, which limitations might impair a Fund's ability to achieve its investment objective. Please refer to the Statement of Additional Information for a more complete explanation.

LENDING PORTFOLIO SECURITIES

In order to generate additional income, each Fund may from time to time lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets to brokers, dealers and financial institutions such as banks and trust companies for which it will receive collateral in cash, United States Government securities or irrevocable letters of credit that will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. Cash collateral will be invested in short-term securities, which will increase the current income of the Fund. Such loans will be terminable at any time. A Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and rights to interest or other distributions. A Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. The lending of portfolio securities exposes a Fund to the risk of failure by the borrower to return the securities involved in such transactions, in which event the Fund may incur a loss. In an effort to reduce that risk, the Adviser will monitor the creditworthiness of the firms to which the Funds lend portfolio securities.

TEMPORARY INVESTMENTS

Each Fund may make temporary investments without limitation when the Adviser determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements. In a repurchase agreement, a Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to repurchase the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying security and losses.

RISK OF INVESTMENT

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Each Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with investments in securities. There can be no guarantee that a Fund will achieve its objective.

Each Fund diversifies its portfolio holdings to reduce risk. Although risk cannot be eliminated, diversification reduces the impact of any single investment. Certain risk factors may also be associated with the Funds' investment practices, including investing in debt securities rated below investment grade, short selling and investing in foreign securities. Risk factors specific to those practices are described under "Common Investment Practices."

Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. The turnover rate may vary significantly from year to year. The portfolio turnover rate of any Fund may be greater than 100%. The portfolio turnover rate of Global Growth and Income Fund is not expected to exceed 100% under normal circumstances. A higher rate of portfolio turnover may result in higher transaction costs and the realization of capital gains and losses. Please refer to the Statement of Additional Information for a more complete explanation.

INVESTMENT RESTRICTIONS

In pursuing its investment objective, a Fund will not:

1. As to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

2. Acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any issuer; or

3. Invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

These are fundamental restrictions that cannot be changed as to a Fund without the approval of a "majority of the outstanding" voting securities of that Fund, as defined in the Investment Company Act of 1940. All investment restrictions for the Funds are described in the Statement of Additional Information.

HOW TO PURCHASE SHARES

Shares of the Funds are sold through selected broker-dealers and banks that have signed agreements with Calamos Financial Services, Inc. ("CFS"), the Funds' distributor, or may be purchased by check or wire sent to CFS. The minimum initial investment by a shareholder is $500 and $50 thereafter. Each Fund reserves the right to reject any order for the purchase of its shares in whole or in part, and to suspend the sale of its shares to the public in response to conditions in the securities markets or otherwise. Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

OFFERING PRICE

Class A shares of each Fund are sold to investors at net asset value plus a sales charge, which may be reduced or waived as described below. Class C shares of each Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund. When placing an order, you must specify whether the order is for Class A or Class C shares.

The differences between Class A shares and Class C shares lie primarily in their initial and contingent deferred sales charge structures and in their asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See also "Expenses" and "How to Redeem Shares." Each class has distinct advantages and disadvantages for different investors, and you may choose the class that best suits your circumstances and objectives.

                                  Annual 12b-1 Fees
                                  (as a % of average
Class     Initial Sales Charge    daily net assets)*        Other Information
-----     --------------------    ------------------        -----------------
Class  Maximum initial sales             .50%        Initial sales charge waived or
 A     charge of 4.75% of offer-                     reduced for certain purchases**
       ing price
Class  None                             1.00%***     1% deferred sales charge on
 C                                                   shares redeemed within one year

------------------------------
   *Of this amount, .25% is for administrative services and the balance is for distribution services.
  **See the note to the following table.
 ***The 12b-1 fee of 1% for the first year is advanced to the Selling Dealer by CFS from its own resources at the time of investment. Annual 12b-1 fees are paid quarterly in arrears beginning in the second year.

The sales charges on sales of Class A shares of each Fund (except when waived as described below under "How to Purchase Shares--Sales Charge Waiver") are as follows:

                               ----------------

                          Sales Charge Paid by Investor on Purchase of Class A Shares
                         -------------------------------------------------------------
                              As a % of        As a % of       % of Offering Price
                         Net Amount Invested Offering Price Retained by Selling Dealer
                         ------------------- -------------- --------------------------
Less than $50,000.......        4.99%             4.75%                4.00%
$50,000 but less than
 $100,000...............        4.44              4.25                 3.50
$100,000 but less than
 $250,000...............        3.63              3.50                 2.75
$250,000 but less than
 $500,000...............        2.56              2.50                 2.00
$500,000 but less than
 $1,000,000.............        2.04              2.00                 1.60
$1,000,000 or more......        None              None                 None

------------------------------
   *On an investment of $1 million or more, CFS from its own resources pays the selling dealer a commission of .25% of the amount of the investment, subject to repayment of the commission if the shares are redeemed within one year after purchase. If you purchase such shares without a sales charge, a contingent deferred sales charge of 1% will be imposed on shares that are redeemed within one year after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis.

                               ----------------

Each Fund receives the entire net asset value of all of its Class A shares sold. CFS, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, CFS may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

PURCHASES THROUGH DEALERS

If a purchase order accompanied by payment is received by a dealer prior to the close of regular session trading on the New York Stock Exchange, the applicable offering price will be the offering price per share determined on the day the order is received by the dealer, provided the dealer conveys the order to CFS prior to 4:30 p.m., Chicago time, on that day. Orders received by dealers or CFS after such time will be effective on the next business day. Neither CFS nor the dealers are permitted to withhold placing orders to benefit themselves by a price change.

PURCHASES BY WIRE

You may also purchase shares by wiring funds from your bank. Please call the Funds at the numbers on the front cover of this prospectus for wiring instructions. The applicable offering price for a purchase by wire is the offering price per share next determined after receipt by the Fund of the wired funds. After you have wired funds, you must complete the application form and send it to CFS. A Fund will not honor redemption requests until the completed application has been received.

PURCHASES BY MAIL

You may also purchase shares of a Fund by sending to CFS a check payable to the Fund, along with information identifying you and your account number. An initial investment made by check must be accompanied by a completed application. All checks should be drawn on a U.S. bank in U.S. funds in order to avoid fees and delays. A charge may be imposed if any check submitted for investment does not clear.

PURCHASES BY EXCHANGE

You may purchase shares of a Fund by exchange of shares from another Fund, by exchange of shares of Money Market Portfolio, Government Securities Portfolio or Tax-Exempt Portfolio, each a portfolio of Cash Account Trust (such shares are referred to as "Cash Account Shares") either by mail or by instructing your broker-dealer or other sales agent, who will communicate your order to CAM. If you have a brokerage account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") that holds shares of Summit Cash Reserves Fund, a series of Financial Institution Series Trust (such shares are referred to as "Summit Fund Shares"), and the Summit Fund Shares were purchased by exchange from a Fund, you may purchase shares of a Fund through your Merrill Lynch broker by exchange of Summit Fund Shares. See "How to Redeem Shares-- Redemption by Exchange." YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND DURING ANY CALENDAR YEAR. No sales charge is imposed on purchases of Class A shares by exchange of Class A shares from another Fund or by exchange of Cash Account Shares or Summit Fund Shares, previously purchased through use of the exchange privilege. Please review the information under "How to Redeem Shares--Redemption by Exchange."

SALES CHARGE WAIVER

Dividends and distributions paid by a Fund will be reinvested in shares of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in that Fund's shares at net asset value without the payment of any sales charge. See "Shareholder Services--Investment in Related Funds."

In addition, the following persons or entities may purchase Class A shares of a Fund at net asset value without payment of any sales charge, upon written assurance that the purchase is made for investment purposes and that the shares will not be sold except through redemption by the Fund: (a) any investor purchasing shares upon the recommendation of an investment consultant to which the investor pays a fee for services relating to investment selection; (b) any investor purchasing shares of a Fund by exchange of Cash Account Shares or Summit Fund Shares previously purchased through use of the exchange privilege; (c) any employee benefit plan having more than 200 eligible employees or a minimum of $1 million of plan assets invested in the Funds; (d) any employee benefit plan purchasing shares through an intermediary that has signed a participation agreement with CFS specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
(e) any insurance company separate account used to fund annuity contracts for employee benefit plans that in the aggregate have more than 200 eligible employees or a minimum of $1 million in plan assets invested in the Funds; (f) any employee or registered representative of CFS, one of its affiliates or a broker-dealer with a selling group agreement with CFS; (g) any trustee of the Trust; (h) any member of the immediate family of a person qualifying under (f) or (g), including a spouse, child, stepchild, sibling, parent, stepparent, grandchild and grandparent, in each case including in-law and adoptive relationships; (i) any trust, pension, profit sharing, or other benefit plan in which any person qualifying under (f) is a participant; (j) any 401(k) plan (cash or deferred arrangement intended to qualify under section 401(k) of the Internal Revenue Code) or other qualified retirement plan to which a person qualifying under (f), (g) or (h) makes voluntary contributions and has investment self-direction, provided the purchase is for the account of such person; (k) any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer; (l) any investment advisory client of the Adviser or brokerage customer of CFS who has, in writing, given investment discretion to CFS, to the extent the investment is from the account managed by the Adviser or CFS; and (m) any investor purchasing shares through Charles Schwab & Co. or Fidelity Investments. Please note that, if you purchase or redeem shares through a broker or dealer, the broker or dealer may charge a fee for effecting the transaction.

Further, no sales charge will be imposed on the sale of Class A shares of a Fund purchased and paid for with the proceeds of shares redeemed in the prior 12 months from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid, provided a waiver of the sales charge is requested when the purchase order for Fund shares is placed, any requested evidence of eligibility for the sales charge waiver is furnished. Further, any shareholder of Convertible Fund at April 30, 1992, the date on which that Fund became a series of the Trust and sales of Fund shares became subject to a sales charge, may continue to purchase Class A shares of Convertible Fund without a sales charge if the Fund or participating broker is notified at the time of each qualifying purchase.

RIGHTS OF ACCUMULATION

The sales charges described above also apply on a cumulative basis to Class A shares of the Funds and any other series of the Trust as to which a sales charge applies, and over any period of time. Therefore, the value of all your Class A shares of a Fund and any other series of the Trust with respect to which a sales charge was paid, taken at the current offering price or original cost, whichever is greater, can be combined with a current purchase to determine the applicable offering price of the current purchase. In order to receive the cumulative quantity reduction, you must give CFS or your dealer notification of the prior purchases at the time of the current purchase.

LETTER OF INTENT

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period in shares of the Funds as to which a sales charge would be imposed and any other series of the Trust. You may compute the thirteen-month period starting up to ninety days before the date of execution of the letter of intent. Your initial investment must be at least 5% of the amount your letter of intent indicates you intend to invest. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. During the term of the letter of intent, shares representing 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges which you would have paid on your aggregate purchase if the total of such purchases had been made at a single time. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.

NET ASSET VALUE

The net asset value of the shares of each Fund is determined as of the close of regular session trading on the New York Stock Exchange, currently 3:00 p.m. Chicago time, each day that exchange is open for trading by dividing the value of all of the securities and other assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding.

Portfolio securities are valued on the basis of market valuation. Securities and other assets for which market values are not readily available are valued at a fair value as determined by a method the board of trustees believes represents a fair value. For a more complete explanation, please refer to the Statement of Additional Information.

HOW TO REDEEM SHARES

Shares of the Funds will be redeemed at the respective net asset value next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for trading. Requests received after the time for computation of a Fund's net asset value for that day will be processed the next business day.

If Class C shares, or Class A shares for which the initial purchase price was $1 million or more, on which no initial sales charge was imposed are redeemed within one year after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis, a contingent deferred sales charge of 1% of the purchase price will be imposed.

REDEMPTION BY MAIL

A written request for redemption (and an endorsed share certificate, if issued) must be received by the Fund's transfer agent, Calamos Asset Management, Inc. ("CAM"), to constitute a valid redemption request.

Your redemption request must:

1. specify the Fund and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2. be signed by all owners exactly as their names appear on the account; and

3. include a signature guarantee for each signature on the redemption request by CFS, by a securities firm that is a member of the New York Stock Exchange, or by a bank, savings bank, credit union, savings and loan association or other entity that is authorized by applicable state law to guarantee signatures.

In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

REDEMPTION BY WIRE OR TELEPHONE

Broker-dealers or other sales agents may communicate redemption orders by wire or telephone to CAM. These firms may charge for their services in connection with your redemption request but neither the Funds nor CAM impose any such charges.

EXPEDITED REDEMPTION

Unless share certificates have been issued to you, you may have redemption proceeds of at least $5,000 wired directly to a domestic commercial bank account or brokerage account that you have previously designated. Normally, such payments will be transmitted no later than the second business day following receipt of your redemption request (provided redemptions may be made under the general criteria set forth below). A $15 service charge for payment of redemption proceeds by wire will be deducted from the proceeds.

REDEMPTION BY EXCHANGE

You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds or Cash Account Shares (or Summit Fund Shares if your Fund shares are held in a brokerage account with Merrill Lynch and Merrill Lynch has commenced offering the exchange program for Summit Fund Shares) if your signed, properly completed application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR

FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND IN ANY CALENDAR YEAR. Before exchanging into Cash Account Shares (or Summit Fund Shares), you should obtain the prospectus relating to those shares from the Adviser (or from Merrill Lynch, in the case of Summit Fund Shares) and read it carefully. The exchange privilege is not an offering or recommendation of Cash Account Shares or Summit Fund Shares. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "Redemption by Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. An exchange may also be made by instructing your broker-dealer or other sales agent, who will communicate your instruction to CAM. No sales charge is imposed on purchases by exchange.

GENERAL

A check for proceeds of a redemption will not be released until the check used to purchase the shares has been collected, which is usually no more than 15 days after purchase. You may avoid this delay by purchasing shares in such a way that the Fund receives immediate payment for your purchase, such as by wire transfer of funds or payment by a certified or cashier's check. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. Due to the relatively high cost of handling small accounts, each Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, unless the reduction in value to less than $500 was the result of market fluctuation.

PLEASE TELEPHONE THE FUNDS IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING A REQUEST. YOU MAY NOT CANCEL OR REVOKE YOUR REDEMPTION REQUEST ONCE YOUR INSTRUCTIONS HAVE BEEN RECEIVED AND ACCEPTED.

SHAREHOLDER SERVICES

SHAREHOLDER ACCOUNTS

Each shareholder of a Fund receives quarterly account statements showing transactions in shares of the Fund and with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, dividend reinvestment, or change of shareholder address.

RETIREMENT PLANS

You may use the Funds as investments for your Individual Retirement Account ("IRA"), profit sharing or pension plan, Section 40l(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from CFS and authorized broker-dealers.

SYSTEMATIC WITHDRAWAL PLAN

You may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are proceeds of redemption and are taxable as such. Because a sales charge is imposed on purchases of shares of the Funds, you should not purchase shares while participating in the Systematic Withdrawal Plan.

EXCHANGE PRIVILEGE

You may exchange shares of any Fund for shares of another Fund or for Cash Account Shares (or for Summit Fund Shares if your Fund shares are held in a brokerage account with Merrill Lynch) or exchange Cash Account Shares or Summit Fund Shares for shares of a Fund, without payment of any sales charge as described above under "How to Purchase Shares--Purchase by Exchange" and "How to Redeem Shares--Redemption by Exchange."

DIVIDENDS AND DISTRIBUTIONS

Shareholders may receive two kinds of distributions from a Fund: dividends and capital gains distributions. All dividends and capital gains distributions are paid in the form of additional shares of the same class credited to your account at the net asset value per share next computed after the dividend or distribution is payable to shareholders (without a sales charge) unless you requested on the account application or in writing that distributions be made in cash. Convertible Fund, Growth and Income Fund, Strategic Income Fund and Global Growth and Income Fund declare and pay dividends from net investment income quarterly; Growth Fund declares dividends annually. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If two consecutive dividend checks from a Fund are returned as undeliverable, undelivered dividends will be invested in additional shares of that Fund at the current net asset value and the account will be designated as a dividend reinvestment account.

TAXES

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and thus not be subject to federal income taxes on amounts it distributes to shareholders.

You may realize a capital gain or capital loss when you redeem (sell) shares. The federal tax treatment will depend, of course, on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

Dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except that distributions declared in October, November or December to shareholders of record in one of those months will be treated as received by shareholders on December 31 of the year in which they are declared, provided they are paid prior to February 1 of the next year.

Dividends from net investment income and capital gains distributions may be taxed to shareholders at different rates depending on their individual tax situations. You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.

Each Fund is required by law to withhold federal income tax from reportable payments (which may include redemptions, capital gains distributions and other taxable distributions, if any) paid to any non-exempt shareholder who has failed to certify to the Fund that the social security or taxpayer identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

Please refer to the Statement of Additional Information for a more complete explanation.

MANAGEMENT OF THE FUNDS

THE TRUSTEES

The board of trustees of Calamos Investment Trust (the "Trust") has overall responsibility for the conduct of the affairs of the Trust. The trustees serve indefinite terms of unlimited duration. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after any such appointment, have been elected by the shareholders. Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of the Trust's outstanding shares. A trustee may be removed with or without cause upon the written declaration of a majority of the trustees.

THE ADVISER

Each Fund's investments are managed by its investment adviser, Calamos Asset Management, Inc. ("CAM"). At March 31, 1997, CAM managed approximately $1.9 billion in assets of individuals and institutions. CAM is controlled by John
P. Calamos, who has been engaged in the investment advisory business since 1977. Mr. Calamos is also the controlling shareholder of CFS, the distributor of the Funds.

Subject to the overall authority of the board of trustees, CAM furnishes continuous investment supervision and management to each Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services each Fund pays CAM a fee based on average daily net assets that is accrued daily and paid monthly. The fee paid by Growth Fund is at the annual rate of 1% of the first $150 million of average net assets and .75% of average net assets in excess of $150 million. The fee paid by Global Growth and Income Fund is at the annual rate of 1% of average net assets. The fee paid by each other Fund is at the annual rate of .75% of the first $150 million of average net assets and .50% of average net assets in excess of $150 million. CAM also acts as transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The management agreement also provides that the total ordinary expenses of a Fund (exclusive of taxes, interest, extraordinary litigation expenses and brokers' commissions and other charges relating to the purchase and sale of securities but including fees paid to CAM and fees paid pursuant to the Distribution Plan) shall not exceed the limits, if any, prescribed by any state in which shares of the Fund are being sold or are qualified for sale, and CAM has agreed to reimburse the Fund for any such expenses in excess of such limits. In addition, CAM has voluntarily undertaken to limit the annual ordinary operating expenses of shares of each Fund, as a percentage of the average net assets of the particular class of shares, to 2.00% for Class A shares and 2.50% for Class C shares through August 31, 1998. Subject to those expense limitations, each Fund pays all of its operating expenses not specifically assumed by CAM.

John P. Calamos and Nick P. Calamos are responsible for managing the portfolios of Convertible Fund, Growth and Income Fund and Global Growth and Income Fund; John P. Calamos and John P. Calamos, Jr. are primarily responsible for the day-to-day management of the portfolios of Strategic Income Fund and Growth Fund. During the past five years, John P. Calamos has been president and a trustee of the Trust and president of CAM and CFS; John
P. Calamos, Jr. has been an employee of CAM; and Nick P. Calamos has been vice president of the Trust since 1992, a trustee of the Trust since 1997 and a managing director of CAM and CFS.

DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby each Fund pays to CFS fees accrued daily and paid monthly at annual rates aggregating .50% in the case of Class A shares, or 1.00% in the case of Class C shares, of the average daily net assets of the class (.25% as a service fee and the balance as a distribution fee). In return, CFS bears all expenses incurred in providing services to shareholders and potential investors, and in the distribution and promotion of each Fund's shares, including the printing of prospectuses and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution related expenses. CFS may reallow to investment professionals up to the full amount of the service fee for services provided to shareholders, and up to the full amount of the distribution fee for distribution services, based upon the level of services provided. Reallowances by CFS on Class A shares are made quarterly in arrears. Plan payments on Class C shares are made as follows: (1) for the first year after investment, in a single payment advanced by CFS from its own resources; and (ii) for the second and subsequent years, quarterly in arrears.

The expenses incurred by CFS may be more or less than the distribution fee paid to CFS by a Fund. Amounts paid by a Fund pursuant to the Plan are not intended to finance distribution of the shares of the other Funds.

PERFORMANCE INFORMATION

Information about the performance of each Fund is contained in the Funds' annual report, which may be obtained from the Trust upon request at no charge.

Each Fund may provide information about the investment performance of its classes of shares from time to time in advertisements, sales literature and otherwise. Convertible Fund, Growth and Income Fund and Strategic Income Fund may quote "yield," an annualized figure based on the amount of net investment income per share (a hypothetical figure defined by SEC rules) earned during a 30-day period, divided by the public offering price per share on the last day of the period. Each Fund may advertise its "Total Return" for each class of shares. Total Return for a class of shares of a Fund for a period is the percentage change in value during a period of an investment in those shares, including the value of all shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period. All of these calculations assume the reinvestment of dividends and distributions in additional shares of the same class. Quotations of Average Annual Total Return for Class A shares will take into account the effect of the sales charge on the amount available for investment; quotations of Total Return for Class A shares will indicate whether the effect of the sales charge is included. Income taxes payable by a shareholder are not taken into account. Please refer to the Statement of Additional Information for a more complete explanation.

In advertising and sales literature, a Fund's performance may be compared with that of market indices and other mutual funds, comparative performance as computed in a ranking determined by Lipper Analytical Services, Inc., an independent service that monitors the performance of over 1,000 mutual funds, or that of another service.

Performance of a Fund will vary from time to time, and past results are not necessarily indicative of future results. Performance information supplied by a Fund may not provide a basis for comparison with other investments using different reinvestment assumptions or time periods.

                   Growth of a $10,000 Investment Over Time
   Based on a hypothetical investment made in the CALAMOS Convertible Fund-
     A Shares from 6/21/85 through 3/31/97. Returns are adjusted for load.
           Past performance is not an indication of future results.

CALAMOS CONV           A        Dec-1985      Dec-1986
Calamos Conver      $ 9,525      $10,197       $11,842
Lehman Brother      $10,000      $10,973       $12,687
S&P 500 Index       $10,000      $11,232       $13,278

CALAMOS CONV                    Dec-1987      Dec-1988
Calamos Conver                   $11,312       $12,028
Lehman Brother                   $12,979       $13,963
S&P 500 Index                    $13,966       $16,271

CALAMOS CONV                    Dec-1989      Dec-1990
Calamos Conver                   $14,022       $13,523
Lehman Brother                   $15,951       $17,271
S&P 500 Index                    $21,386       $20,703

CALAMOS CONV        Dec-1991    Dec-1992      Dec-1993
Calamos Conver      $18,492      $19,901       $23,395
Lehman Brother      $20,057      $21,579       $23,960
S&P 500 Index       $27,025      $29,102       $32,009

CALAMOS CONV                    Dec-1994      Dec-1995
Calamos Conver                   $21,749       $28,112
Lehman Brother                   $23,122       $27,570
S&P 500 Index                    $32,434       $44,596

CALAMOS CONV                    Dec-1996       Mar-1997
Calamos Conver                   $32,547       $33,224
Lehman Brother                   $28,370       $28,126
S&P 500 Index                    $54,963       $56,436

                   Growth of a $10,000 Investment Over Time
   Based on a hypothetical investment made in the CALAMOS Convertible Fund-
     C Shares from 7/5/96 through 3/31/97. Returns are adjusted for load.
           Past performance is not an indication of future results.


CALAMOS CONV     CONVERTIBLE FUND    LB G/C    S&P 500 INDEX
        1996         $10,000         $10,000       $10,000
        1996         $10,914         $10,487       $11,180
        1997         $11,016         $10,397       $11,480

                   Growth of a $10,000 Investment Over Time
Based on a hypothetical investment made in the CALAMOS Growth and Income Fund-
     A Shares from 9/22/88 through 3/31/97. Returns are adjusted for load.
           Past performance is not an indication of future results.


CALAMOS GROWTH & INCOME-A    GROWTH & INCOME    LB G/C INT    S&P 500 INDEX
                 Sep-1988        $ 9,525         $10,000         $10,000
                 Dec-1988        $ 9,611         $10,096         $10,302
                 Dec-1989        $11,188         $11,533         $13,541
                 Dec-1990        $10,801         $12,488         $13,108
                 Dec-1991        $15,193         $14,502         $17,112
                 Dec-1992        $16,729         $15,603         $18,427
                 Dec-1993        $19,201         $17,324         $20,267
                 Dec-1994        $18,182         $16,719         $20,536
                 Dec-1995        $23,480         $19,935         $28,237
                 Dec-1996        $27,990         $20,513         $34,801
                 Mar-1997        $28,259         $20,337         $35,733

                   Growth of a $10,000 Investment Over Time
 Based on a hypothetical investment made in the CALAMOS Growth and Income Fund-
     C Shares from 8/5/96 through 3/31/97. Returns are adjusted for load.
           Past performance is not an indication of future results.

CALAMOS GROWTH & INCOME-C/shrs  GROWTH & INCOME    LB G/C INT    S&P 500 INDEX
                 Aug-1996           $10,000          $10,000         $10,000
                 Dec-1996           $10,984          $10,411         $11,698
                 Mar-1997           $10,965          $10,321         $12,012

                   Growth of a $10,000 Investment Over Time
 Based on a hypothetical investment made in the CALAMOS Strategic Income Fund from 9/4/90 through 3/31/97. Returns are adjusted for load.
           Past performance is not an indication of future results.

STRATEGIC INCOME FUND    STRATEGIC FUND   30 DAY T BILLS    LB G/C INT
                 1990        $ 9,525          $10,000         $10,000
                 1990        $ 9,782          $10,175         $10,509
                 1991        $11,149          $10,693         $12,204
                 1992        $12,484          $11,029         $13,120
                 1993        $13,998          $11,342         $14,579
                 1994        $12,959          $11,756         $14,069
                 1995        $14,833          $12,432         $16,777
                 1996        $16,077          $13,087         $17,674
Mar-97                       $16,376          $13,243         $17,522

                   Growth of a $10,000 Investment Over Time
      Based on a hypothetical investment made in the CALAMOS Growth Fund-A Shares from 9/4/90 through 3/31/97. Returns are adjusted for load.
           Past performance is not an indication of future results.

CALAMOS GROWTH FUND-A      GROWTH FUND        S&P 500
                 1990        $ 9,525          $10,000
                 1990        $10,478          $10,898
                 1991        $14,690          $14,226
                 1992        $14,878          $15,320
                 1993        $15,524          $16,850
                 1994        $14,635          $17,073
                 1995        $18,649          $23,476
                 1996        $25,073          $28,933
Mar-1997                     $23,566          $29,708

                   Growth of a $10,000 Investment Over Time
      Based on a hypothetical investment made in the CALAMOS Growth Fund-C Shares from 9/3/96 through 3/31/97. Returns are adjusted for load.
           Past performance is not an indication of future results.

CALAMOS GROWTH FUND-C/shrs      GROWTH FUND        S&P 500
1996-3                            $10,000          $10,000
1996-4                            $11,223          $10,846
1997-1                            $10,429          $11,137


                Growth of a $10,000 Investment Since Inception
     Based on a hypothetical investment made in the CALAMOS Global Growth and Income Fund-A from 9/9/96 through 3/31/97. Returns are adjusted for load. Past performance is not an indication of future results.

GLOBAL GROWTH & INCOME-A      GLB GROWTH & INCOME      MSCI WORLD
1996-3                              $ 9,525             $10,000
1996-4                              $10,041             $10,881
1997-1                              $10,289             $10,924

                Growth of a $10,000 Investment Since Inception
     Based on a hypothetical investment made in the CALAMOS Global Growth and Income Fund-C from 9/24/96 through 3/31/97. Returns are adjusted for load. Past performance is not an indication of future results.

Global Growth & Income-C/shrs   Glb Growth &       MSCI World

1996-3                            $10,000            $10,000
1996-4                            $10,543            $10,469
1997-1                            $10,656            $10,511

CALAMOS FAMILY OF FUNDS

STANDARDIZED PERFORMANCE

                          Total Return            Average Annual Total Return
                          ------------- -----------------------------------------------
                             1 Year        5 Years      10 Years      Since Inception
                          ------------- ------------- ------------- -------------------
  Convertible Fund
    A Shares--
     Inception: 6/21/85   12.94%  7.59% 12.47% 11.39%  9.78%  9.25% 11.17%    10.71%
    C Shares--
     Inception: 7/5/96     NA     NA     NA     NA     NA     NA    11.12%/1/  NA
  Growth and Income Fund
    A Shares--
     Inception: 9/22/88   12.86%  7.49% 13.34% 12.25%  NA     NA    13.60%    12.95%
    C Shares--
     Inception: 8/5/96     NA     NA     NA     NA     NA     NA    10.83%/1/  NA
  Strategic Income Fund
    A Shares--
     Inception: 9/4/90     7.42%  2.34%  7.26%  6.21%  NA     NA     8.59%     7.79%
  Growth Fund
    A Shares--
     Inception: 9/4/90    19.08% 13.46% 11.04%  9.97%  NA     NA    14.77%    13.92%
    C Shares--
     Inception: 9/3/96     NA     NA     NA     NA     NA     NA     5.35%/1/  NA
  Global Growth and
   Income Fund
    A Shares--
     Inception: 9/9/96     NA     NA     NA     NA     NA     NA     8.04%/1/  2.89%/1/
    C Shares--
     Inception: 9/24/96    NA     NA     NA     NA     NA     NA     7.64%/1/  NA



This chart provides performance return numbers for the five Funds and shows both non-load-adjusted and load-adjusted returns, taking into consideration the maximum 4.75% sales charge on A shares. Total return and average annual total return performance measure net investment income and capital gain or loss from portfolio investments and reflect changes in share price, reinvestment of income and capital gain distributions. Returns for periods of less than one year are not annualized.

Performance has not been adjusted for the sales charge in the UNSHADED area of the chart.
Performance has been adjusted for the 4.75% sales charge in the SHADED area of the chart.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

/1/Total return is not annualized.

PORTFOLIO TRANSACTIONS

Consistent with the Trust's policy of obtaining best price and execution on portfolio transactions, the trustees have determined that portfolio transactions for a Fund may be executed through CFS if, in the judgment of the Adviser, the use of CFS is likely to result in a combination of net price and execution at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions, CFS charges the Fund commission rates consistent with those charged by CFS to comparable unaffiliated customers in similar transactions.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available and such other policies as the trustees may determine, the Adviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for that Fund.

THE TRUST AND ITS SHARES

Each Fund is a series of Calamos Investment Trust (the "Trust"), which was organized as a Massachusetts business trust on December 21, 1987 and is an open-end diversified management investment company. Prior to June 23, 1997 the name of the Trust was CFS Investment Trust. Growth and Income Fund was named "Calamos Small/Mid Cap Convertible Fund" prior to April 29, 1994.

SHARES

Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. Currently the Trust has five series in operation, and each series offers three classes of shares (Class A, Class C and Class I). All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights.

Class I shares of the Funds, which are offered only with a minimum initial investment of $5 million, do not bear any sales, marketing or distribution expenses. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series. Different classes of shares of a single series may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Distributor at the telephone number shown on the back cover page of this prospectus or from any institution that makes available shares of the Funds.

Each Fund's shares are entitled to participate pro rata in any dividends and other distributions declared by the Trust's board of trustees with respect to shares of the Fund. All shares of a Fund have equal rights in the event of liquidation of the Fund.

Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of a Fund, which are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement. On any matters submitted to a vote of shareholders, shares are voted by individual series or class and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or other applicable law. Shares of a Fund are not entitled to vote on any matter not affecting that Fund. All shares of the Trust vote together in the election of trustees.

CERTAIN SHAREHOLDERS

At May 31, 1997, John P. Calamos had the power to vote and dispose of 206,908 shares (50.2%) of Growth Fund and 189,772 shares (30.1%) of Growth and Income Fund. Of these shares, 85,442 shares (20.8%) of Growth Fund and 120,547 shares (19.1%) of Growth and Income Fund were held by CFS 401(k) Profit Sharing Plan and Trust, of which Mr. Calamos is trustee and in which Mr. Calamos and other employees of Calamos Financial Services, Inc. and Calamos Asset Management, Inc. are participants. No other person is known to own beneficially 25% or more of any Fund. Under the 1940 Act, a holder of more than 25% of a Fund's outstanding shares is presumed to control the Fund. The address of Mr. John Calamos is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

SHAREHOLDER INQUIRIES

Inquiries regarding the Funds may be directed to the address or telephone numbers on the cover of this prospectus.

APPENDIX--DESCRIPTION OF BOND RATINGS

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Funds' investment adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

MOODY'S RATINGS

AAA--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

AA--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Key Features...............................................................   2
Expenses...................................................................   3
Financial Highlights.......................................................   5
Investment Objectives and Policies.........................................  11
Common Investment Practices................................................  12
Risk of Investment.........................................................  19
Investment Restrictions....................................................  19
How to Purchase Shares.....................................................  20
How to Redeem Shares.......................................................  24
Shareholder Services.......................................................  25
Dividends and Distributions................................................  26
Taxes......................................................................  26
Management of the Funds....................................................  26
Performance Information....................................................  28
Portfolio Transactions.....................................................  33
The Trust and Its Shares...................................................  33
Appendix--Description of Bond Ratings......................................  34

INVESTMENT ADVISER AND
TRANSFER AGENT:
Calamos Asset Management, Inc.(R)
1111 East Warrenville Road
Naperville, Illinois 60563-1493
DISTRIBUTOR:
Calamos Financial Services, Inc.(R)
1111 East Warrenville Road
Naperville, Illinois 60563-1493
COUNSEL:
Bell, Boyd & Lloyd
Chicago, Illinois
INDEPENDENT AUDITORS:
Ernst & Young LLP
Chicago, Illinois

NO DEALER, SALESMAN OR ANY OTHER PERSON IS AUTHORIZED, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, TO ACT AS AGENT FOR CALAMOS INVESTMENT TRUST, NOR IS ANY PERSON AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REP-RESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN SUPPLEMENTARY INFORMATION
OR IN SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY CALAMOS INVESTMENT TRUST, AND
NO PERSON IS ENTITLED TO RELY UPON ANY INFORMATION OR REPRESENTATION NOT CON-TAINED HEREIN OR THEREIN. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN
ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                                                            LOGO

                                                                Convertible Fund

                                                          Growth And Income Fund

                                                           Strategic Income Fund

                                                                     Growth Fund

                                                   Global Growth And Income Fund

                                                                      PROSPECTUS
                                                                   June 24, 1997

--------------------------------------------------------------------------------
             Calamos Investment Trust . 1111 East Warrenville Road
                Naperville, Illinois 60563-1493 . (800) 823-7386

Prospectus                                                      June 24, 1997

                          CALAMOS FAMILY OF FUNDS/(R)/

                              Institutional Shares

--------------------------------------------------------------------------------
Convertible Fund             Seeks current income.  Growth is a secondary
                             objective that the Fund also considers when
                             consistent with its objective of current income.
--------------------------------------------------------------------------------
Growth and Income Fund       Seeks high long-term total return through capital
                             appreciation and current income derived from a
                             diversified portfolio of convertible, equity and
                             fixed-income securities.
--------------------------------------------------------------------------------
Strategic Income Fund        Seeks high current income consistent with
                             stability of principal, primarily through
                             investment in convertible securities and employing
                             short selling to enhance income and hedge against
                             market risk.
--------------------------------------------------------------------------------
Growth Fund                  Seeks long-term capital growth.
--------------------------------------------------------------------------------
Global Growth and            Seeks high long-term total return through capital
   Income Fund               appreciation and current income derived from a
                             globally diversified portfolio of convertible,
                             equity and fixed-income securities.
--------------------------------------------------------------------------------

                    Minimum initial investment:  $5 million

                         ----------------------------

Although each Fund is permitted to invest without limit in debt securities rated below investment grade, commonly known as "junk bonds," only Strategic Income Fund intends to invest as much as 35% or more of its net assets in such securities. Those securities entail greater risks, including default risks, than those found in higher rated securities. Investors should carefully consider those risks before investing. See "Debt Securities."

This prospectus contains information you should know before investing in the funds. Please read it carefully and retain it for future reference. A statement of additional information dated the date of this prospectus and containing more detailed information about the funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated herein by reference. The statement of additional information and the most recent financial statements are available without charge at the address and telephone numbers set forth above.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government or any government agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

KEY FEATURES

INVESTMENT OBJECTIVES

The investment objectives of the Funds are stated on the cover of this prospectus. There can be no assurance that a Fund will achieve its investment objective.

INVESTMENT RISKS
The Funds are designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking high current income or long-term capital appreciation through investments in securities. The Funds' investments in debt securities rated below investment grade, foreign securities and options and futures, and use of short sales also present risks. The Funds may have high portfolio turnover. See "Common Investment Practices" and "Risk of Investment" for a more complete description of the risks of investing in each of the Funds.

DIVIDENDS AND CAPITAL GAINS
Growth Fund pays income dividends annually. Each other Fund pays income dividends quarterly. Capital gains, if any, are distributed by each Fund at least annually. Distributions are automatically reinvested in additional shares at net asset value unless payment in cash is requested. See "Dividends and Distributions."

PURCHASES AND REDEMPTIONS
Class I shares of each Fund (referred to in this prospectus as "Institutional Shares") are offered without any sales charge and are not subject to any 12b-1 charges. Each Fund also offers shares of two other classes of shares that bear certain expenses not borne by the Institutional Shares.

Each class of shares of a Fund represents interests in the same portfolio of investments of the Fund. The minimum initial investment in Institutional Shares is $5 million. Shares are redeemable at net asset value, which may be more or less than original cost. See "How to Purchase Shares" and "How to Redeem Shares."

INVESTMENT ADVISER
Calamos Asset Management, Inc./(R)/
("CAM" or the "Adviser").

DISTRIBUTOR
Calamos Financial Services, Inc./(R)/
("CFS" or the "Distributor").

EXPENSES

The following tables show certain information concerning shareholder transaction expenses and projected annual fund operating expenses for Institutional Shares of the Funds:


                                                                                                                      Global
                                                                     Growth and        Strategic                    Growth and
                                                 Convertible           Income           Income         Growth         Income
                                                     Fund               Fund             Fund           Fund           Fund
                                                 ----------          ----------        ---------       ------       ----------
Shareholder Transaction Expenses
 Maximum sales charge on purchases
 (as a percentage of offering price)............     None               None             None           None           None
 Maximum sales charge on reinvested
 dividends......................................     None               None             None           None           None
 Deferred sales  charge.........................     None               None             None           None           None
 Exchange fee...................................     None               None             None           None           None
 Redemption fees (b)............................     None               None             None           None           None
Annual Fund Operating Expenses
  (as a percentage of average net assets)
 Management fees................................     .75%               .75%             .75%          1.00%          1.00%
 12b-1 fees.....................................     None               None             None           None           None
 Other expenses (after expense reimbursement)...      .25              .75 (a)          .75 (a)        .50 (a)        .50 (a)
                                                     ----              ------           ------         ------         ------
 Total Fund operating expenses
     (after expense reimbursement)..............    1.00%              1.50%            1.50%          1.50%          1.50%

------------------
(a) Because Global Growth and Income Fund is newly organized, its "Other expenses" reflect an estimate. The Adviser has voluntarily undertaken to limit the annual ordinary operating expenses of Institutional Shares of each Fund, as a percentage of the average net assets of the class, to 1.50%, and the percentages shown for "Other expenses" take into account expected expense reimbursements. Absent that limitation, the "Other expenses" and "Total Fund operating expenses," respectively, for Institutional Shares of the Funds other than Convertible Fund would be .85% and 1.60% for Growth and Income Fund; 3.85% and 4.60% for Strategic Income Fund; 1.20% and 2.20% for Growth Fund; and 2.30% and 3.30% for Global Growth and Income Fund. See "Management of the Funds - The Adviser." Each Fund may incur expenses for dividends paid on short positions that are not subject to the Adviser's expense limitation and that are not included in "Other expenses." Only Strategic Income Fund had such expenses, which amounted to .10% of average net assets.

(b) A service charge of $15 is deducted from proceeds of redemption paid by wire.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return as required by the Securities and Exchange Commission for purposes of this example and (2) redemption at the end of each time period:

                                 One      Three   Five    Ten
                                 Year     Years   Years  Years
                                 ----     -----   -----  -----
Convertible Fund                 $10      $32     $55    $122
Growth and Income Fund            15       47      82     179
Strategic Income Fund             16       50      87     190
Growth Fund                       15       47      82     179
Global Growth and Income Fund     15       47     N/A     N/A

The purpose of these tables and the examples is to assist you in understanding the various costs and expenses that an investor in a Fund bears, directly or indirectly. The examples assume that the percentage amounts listed under Annual Fund Operating Expenses remain the same through each of the periods, all income dividends and capital gains distributions are reinvested in additional shares of the Funds, and each Fund's net assets remain constant.

The examples should not be considered a representation of past or future expenses; the actual expenses of the Funds and the annual rates of return may be greater or less than those shown. Although information such as that shown in the example is useful in reviewing the expenses of the Funds and in providing a basis for comparison of those expenses with the expenses of other mutual funds, it should not be used for comparison with other investments using different assumptions or time periods.

            ------------------------------------------------------

FINANCIAL HIGHLIGHTS

Institutional Shares of the Funds have not previously been offered. However, the Funds' annual report, which may be obtained from the Trust upon request at no charge, contains financial and performance information for the Class A shares and Class C shares of the Funds.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a different investment objective and may invest in different securities. The Funds differ principally in (i) the relative importance each places on growth potential and current income as considerations in selecting investments, and (ii) the types of securities selected for investment.

The investment objectives of a Fund may not be changed without the approval of a "majority of the outstanding" shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its objectives.

CONVERTIBLE FUND

Convertible Fund seeks current income. Growth is a secondary objective that the Fund also considers when consistent with its objective of current income.

The Fund invests in a diversified portfolio of convertible securities, primarily convertible bonds and convertible preferred stocks. See "Common Investment Practices - Convertible Securities."

A significant portion of the Fund's portfolio ordinarily is invested in a number of long-term core positions, selected on the basis of the investment adviser's assessment of the long-term value of an investment in that issuer. The Fund's investments are concentrated in investment grade securities, and the Fund expects to maintain, over the long-term, an average credit quality of BBB or better. However, debt securities acquired by the Fund may be unrated or may be rated below investment grade, which would present increased risk. See "Common Investment Practices - Debt Securities" for more information, including an analysis of the Fund's past investments in debt securities.

The Fund is substantially invested in convertible securities, including synthetic convertible securities, under normal market conditions. See "Common Investment Practices - Convertible Securities." At least 65% of the Fund's assets ordinarily is invested in "true" convertibles. Any portion of the Fund's assets not invested in convertible securities as described above may be invested in non-convertible equity and fixed-income securities, and other securities as described under "Common Investment Practices."

GROWTH AND INCOME FUND

Growth and Income Fund seeks high long-term total return through capital appreciation and current income. Under normal market conditions the Fund invests at least 65% of its total assets in a diversified portfolio of convertible, equity and fixed-income securities, with equal emphasis on capital appreciation and current income. See "Common Investment Practices - Convertible Securities." The Fund's assets not invested in convertible securities are invested in common stocks that, in the judgment of the investment adviser, provide opportunities for long-term capital appreciation, or in other securities as described under "Common Investment Practices."

The Fund generally invests in smaller and medium-sized companies, the securities of which tend to be more volatile and less liquid than the securities of larger companies. The debt securities of smaller and medium-sized companies also are less likely to be rated investment grade, and so the debt securities acquired by the Fund may be unrated or rated below investment grade, which would present increased risk. See "Common Investment Practices - Debt Securities" for more information, including an analysis of the Fund's past investment in debt securities.

STRATEGIC INCOME FUND

Strategic Income Fund seeks high current income consistent with stability of principal, primarily through investment in convertible securities and employing short selling to enhance income and hedge against market risk. Under normal market conditions, the Fund will invest at least 65% of its assets in income-producing securities. In furtherance of its objective, the Fund may also write covered call options and purchase put options and invest in other types of securities. See "Common Investment Practices."

Any assets of the Fund not invested in convertible securities, common stock received upon conversion or exchange of convertible securities, or in short sales with respect to portfolio securities may be invested in other securities including non-convertible equity and debt securities, options, warrants, securities of the U.S. Government, its agencies and instrumentalities, repurchase agreements and money market instruments.

GROWTH FUND

Growth Fund seeks long-term capital growth.

In pursuing Growth Fund's investment objective, the Adviser seeks out securities that, in its opinion, are undervalued and offer above-average potential for earnings growth. The selection process emphasizes earnings growth potential coupled with financial strength and stability. The Adviser performs its own fundamental analysis, in addition to depending upon recognized rating agencies and other sources. The portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund will not invest more than 5% of its assets in the securities of unseasoned issuers.

The Adviser anticipates that common stocks will generally afford the best opportunities for capital growth. However, the Fund may invest in securities convertible into common stock, preferred stocks, and obligations such as bonds, debentures and notes that, in the opinion of the Adviser, present opportunities for capital appreciation. The percentages of Fund assets invested in various types of securities will vary in accordance with the judgment of the Adviser. There are no limitations on the amount of the Fund's assets that may be allocated to the various types of securities, or on the ratings of debt securities acquired by the Fund. The Fund may also hold cash and cash equivalents and may invest in other types of securities as described under "Common Investment Practices."

GLOBAL GROWTH AND INCOME FUND

Global Growth and Income Fund seeks high long-term total return through capital appreciation and current income. Under normal market conditions the Fund invests at least 65% of its total assets in a globally diversified portfolio of convertible, equity and fixed-income securities with equal emphasis on capital appreciation and current income. Normally the Fund invests in the securities markets of at least three countries, which may include the United States.

The Fund generally invests in securities of companies that are medium-sized and larger relative to the securities markets of the countries in which those securities are traded. A significant portion of its assets will be invested in securities of foreign issuers, which may be more volatile and less liquid than the securities of United States companies. See "Common Investment Practices - Foreign Securities" for more information.

The Fund's convertible and fixed-income investments are concentrated in investment grade securities, and the Fund expects to maintain, over the long term, an average credit quality of BBB or better or, in the case of unrated securities, of comparable quality as determined by the Adviser. The debt securities of foreign issuers are less likely to be rated by United States rating agencies.

Common Investment Practices

GENERAL

In selecting portfolio securities for a Fund, including unrated securities, the investment adviser performs its own credit analysis in addition to considering evaluations by recognized rating agencies and other sources, giving consideration to, among other things, the issuer's financial soundness, its anticipated cash flow, interest and dividend coverage, asset coverage, sinking fund provisions, responsiveness to changes in interest rates, business conditions, and liquidation value relative to the market price of the security. Securities received by a Fund upon conversion or exercise of warrants and securities remaining upon the breakup of units or detachments of warrants may be retained to permit orderly disposition or to establish long-term holding periods for federal income tax purposes. Occasionally securities may be purchased on a when-issued or delayed-delivery basis.

DEBT SECURITIES

In pursuing its investment objectives, each Fund may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds") and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that no Fund will acquire a security rated below C.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities, in which Strategic Income Fund intends to invest as much as 35% or more of its assets, are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Achievement by each Fund of its investment objectives will be more dependent on the Adviser's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Since the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the Adviser employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. See "Net Asset Value." The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

The table below shows the percentages of net assets (on a dollar-weighted monthly average basis) invested in debt securities in each ratings category during the year ended

March 31, 1997 for each Fund other than Growth Fund, which did not invest in debt securities rated below investment grade during that period.

                               Growth                 Global
                                 and    Strategic   Growth and
    Rating       Convertible   Income     Income      Income
   Category          Fund       Fund       Fund        Fund
---------------  ------------  -------  ----------  ----------
 U.S. Govt.         0.15%      17%          0%           8
    AAA               -         0           0            0
     AA             0.03        2           0            0
     A              0.10        4           9            7
    BBB             0.15       11          24           12
     BB             0.03        7           6            0
     B              0.03       10          32            1
    CCC               -         0           0            0
 not rated          0.07        3           9           12

The percentages in the table are based upon ratings by S&P, or by Moody's if the security was not rated by S&P. A description of the ratings used by S&P and Moody's is included as an appendix to this prospectus.

CONVERTIBLE SECURITIES

Although each Fund may invest in convertible securities, only Convertible Fund has a policy of investing at least 65% of its assets in convertible securities under normal circumstances. Growth and Income Fund and Strategic Income Fund expect that a significant portion of their respective assets will be invested in convertible securities, but there is no minimum percentage of their assets that will be so invested.

The Adviser believes that the characteristics of convertible securities make them appropriate investments for the Funds. These characteristics include: the potential for capital appreciation as the value of the underlying common stock increases; the relatively high yield received from dividend or interest payments as compared to common stock dividends; and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to holders of similar non-convertible securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security.

"Synthetic" convertible securities, for purposes of this prospectus, are created by combining separate securities which possess the two principal characteristics of a true convertible security, i.e., fixed income ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible fixed-income securities such as non-convertible bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants, exchange or NASDAQ listed call options, or stock index call options granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options. Synthetic convertible securities are not considered convertible securities for purposes of the policies of Convertible Fund and Growth and Income Fund to normally invest at least 65% of total assets in convertible securities.

The synthetic convertible security differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible security is composed of two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible security and a true convertible security will respond differently to market fluctuations.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the true convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote a Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately.

For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Since a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

FOREIGN SECURITIES

Global Growth and Income Fund may invest all of its assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). For this purpose, foreign securities do not include securities represented by American Depository Receipts (ADRs) or securities guaranteed by a United States person.

International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. Many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in those countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue.

You should understand and consider carefully the greater risks involved in investing internationally. Investing in securities of non-U.S. issuers, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve both opportunities and risks not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of restriction of foreign investment, expropriation of assets, or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

Any Fund may invest in ADRs that are not sponsored by the issuer of the underlying security. To the extent it does so, the Fund would probably bear its proportionate share of the expenses of the depository and might have greater difficulty in receiving copies of the issuer's shareholder communications than would be the case with a sponsored ADR.

When a Fund enters into a contract for the purchase or sale of a foreign portfolio security, it usually is required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. In either event, the Fund is obliged to acquire or dispose of an appropriate amount of foreign currency by selling or buying an equivalent amount of U.S. dollars. The Fund may wish to "lock-in" the U.S. dollar value of a transaction at or near the time of the purchase or sale of the foreign portfolio security at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. The Fund may accomplish such "transaction hedging" by purchasing or selling such foreign currencies on a "spot" (i.e., cash) basis or on a forward basis whereby the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at a specified date or at any time within a specified time period. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. Similar transactions may be entered into by using other currencies if the Fund seeks to move investments denominated in one currency to investments denominated in another.

When a Fund invests in foreign securities, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in U.S. dollars is subject to fluctuations in the exchange rate between the foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the U.S. dollar value of the portfolio, the Fund may enter into a forward currency exchange contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) by which the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as "currency hedging" and, by locking in a rate of exchange, is intended to moderate or reduce the risk of change in the U.S. dollar value of the Fund's portfolio only during the period of the forward contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward foreign currency exchange contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency. For further information on forward foreign currency exchange transactions, see the Statement of Additional Information.

At March 31, 1997, Global Growth and Income Fund had invested 17% of its net assets in foreign securities. No other Fund had as much as 1% of its net assets so invested.

WARRANTS

Each Fund may invest up to 5% of the value of its net assets at the time of purchase in warrants (not including those acquired in units or attached to other securities), including up to 2% of its net assets in warrants the underlying common stock of which is not listed on the New York or American stock exchange or, in the case of Global Growth and Income Fund, a recognized foreign exchange. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may tend to be greater than the percentage increase or decrease in the value of the underlying common stock.

OPTIONS AND FUTURES

Consistent with its objective, each Fund may purchase and write both call options and put options on securities and on indexes, and may enter into interest rate and index futures contracts and options on such futures contracts ("derivative products") in order to provide additional revenue, or to hedge against changes in security prices or interest rates. Each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions to the extent required to do so by regulatory agencies.

An option on a security (or index) is a contract that gives the holder, in return for a premium, the right to buy (call) from or sell (put) to the option seller (writer) the security (or the cash value of the index) underlying the option at a designated price during the term of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund may write a call or put option only if the option is covered.

There are several risks associated with the use of derivative products. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the call price. Because of low margin deposits required, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit. Since there can be no assurance that a liquid market will exist when a Fund seeks to close out a derivative product position, these risks may become magnified. Because of these and other risks, successful use of derivative products depends on the Adviser's ability to predict correctly changes in the level and the direction of stock prices, interest rates and other market factors, but even a well-conceived transaction may be unsuccessful because of an imperfect correlation between the securities and derivative product markets. For a more complete explanation, please refer to the Statement of Additional Information.

SHORT SALES

Each Fund may attempt to hedge against market risk and enhance income by: (1) entering into short sales of securities that it currently has the right to acquire, without payment of any further consideration, through the conversion or exchange of other securities that it owns or, to a lesser extent, entering into short sales of securities that it currently owns; and (2) entering into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales while the Fund's short positions remain open.

In addition, Strategic Income Fund may enter into short sales of securities that it currently has the right to acquire upon payment of additional consideration, for instance, upon exercise of any option or warrant. This technique would be used to hedge against market risk in connection with a synthetic convertible position in the same way selling short a true convertible security owned by a Fund would hedge against market risk. During the time such a short position is open, the Fund would maintain in a segregated account with the Fund's custodian, cash or U.S. Government securities in an amount such that the value of the segregated account, plus the value of any collateral required to be deposited with the broker in connection with the short sale, (i) will equal the current market value of the securities sold short and (ii) will not be less than the market value of the securities at the time they were sold short. Strategic Income Fund will conduct its short sales so that no more than 10% of the net assets of the Fund, when added together, will be (i) deposited with brokers as collateral, and (ii) allocated to segregated accounts in connection with short sales, at any time.

Short sales and short sales against the box may protect the Funds against the risk of losses in the value of their portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

Short sale transactions involve certain risks. In particular, the variable degree of correlation between the price movements of the convertible securities (or portion of the synthetic convertible) and the price movements of the underlying common stock being sold short creates the possibility that losses on the short sale hedge position may be greater than gains in the value of the portfolio securities being hedged. In addition, to the extent that a Fund pays a conversion premium for a convertible security, the Fund is generally unable to protect against a loss of such premium by entering into a short sale hedge. In determining the number of shares to be sold short against the Fund's position in the convertible securities, the anticipated fluctuation in the conversion premiums is considered. A Fund will also incur transaction costs in connection with short sales. Certain provisions of the Internal Revenue Code may limit the degree to which the Funds are able to enter into short sales, which limitations might impair a Fund's ability to achieve its investment objective. Please refer to the Statement of Additional Information for a more complete explanation.

LENDING PORTFOLIO SECURITIES

In order to generate additional income, each Fund may from time to time lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets to brokers, dealers and financial institutions such as banks and trust companies for which it will receive collateral in cash, United States Government securities or irrevocable letters of credit that will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. Cash collateral will be invested in short-term securities, which will increase the current income of the Fund. Such loans will be terminable at any time. A Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and rights to interest or other distributions. A Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. The lending of portfolio securities exposes a Fund to the risk of failure by the borrower to return the securities involved in such transactions, in which event the Fund may incur a loss. In an effort to reduce that risk, the Adviser will monitor the creditworthiness of the firms to which the Funds lend portfolio securities.

TEMPORARY INVESTMENTS

Each Fund may make temporary investments without limitation when the Adviser determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements. In a repurchase agreement, a Fund purchases a security and the seller (a bank or securities dealer) simultaneously agrees to repurchase the security at the same price plus an amount equal to an agreed-upon interest rate, on a specified date. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying security and losses.

Risk of Investment

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. Each Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with investments in securities. There can be no guarantee that a Fund will achieve its objective.

Each Fund diversifies its portfolio holdings to reduce risk. Although risk cannot be eliminated, diversification reduces the impact of any single investment. Certain risk factors may also be associated with the Funds' investment practices, including investing in debt securities rated below investment grade, short selling and investing in foreign securities. Risk factors specific to those practices are described under "Common Investment Practices."

Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. The turnover rate may vary significantly from year to year. The portfolio turnover rate of any Fund may be greater than 100%. The portfolio turnover rate of Global Growth and Income Fund is not expected to exceed 100% under normal circumstances. A higher rate of portfolio turnover may result in higher transaction costs and the realization of capital gains and losses. Please refer to the Statement of Additional Information for a more complete explanation.

Investment Restrictions

In pursuing its investment objective, a Fund will not:

1. As to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

2. Acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any issuer; or

3. Invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

These are fundamental restrictions that cannot be changed as to a Fund without the approval of a "majority of the outstanding" voting securities of that Fund, as defined in the Investment Company Act of 1940. All investment restrictions for the Funds are described in the Statement of Additional Information.

How to Purchase Shares

Shares of the Funds are sold by Calamos Financial Services, Inc. ("CFS"), the Funds' distributor, and may be purchased by check or wire sent to CFS. Shares may also be purchased through selected broker-dealers and banks that have signed agreements with CFS. The minimum initial investment by a shareholder in Institutional Shares is $5 million. Each Fund reserves the right to reject any order for the purchase of its shares in whole or in part, to suspend the sale of its shares to the public in response to conditions in the securities markets or otherwise or to reduce the minimum initial investment applicable to certain purchases. Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

OFFERING PRICE

Institutional Shares of each Fund are sold without any sales charge. When placing an order, you must specify that your order is for Institutional Shares.

PURCHASES THROUGH DEALERS

If a purchase order accompanied by payment is received by a dealer prior to the close of regular session trading on the New York Stock Exchange, the applicable offering price will be the offering price per share determined on the day the order is received by the dealer, provided the dealer conveys the order to CFS prior to 4:30 p.m., Chicago time, on that day. Orders received by dealers or CFS after such time will be effective on the next business day. Neither CFS nor the dealers are permitted to withhold placing orders to benefit themselves by a price change.

PURCHASES BY WIRE

You may also purchase shares by wiring funds from your bank. Please call the Funds at the numbers on the front cover of this prospectus for wiring instructions. The applicable offering price for a purchase by wire is the offering price per share next determined after receipt by the Fund of the wired funds. After you have wired funds, you must complete the application form and send it to CFS. A Fund will not honor redemption requests until the completed application has been received.

PURCHASES BY MAIL

You may also purchase shares of a Fund by sending to CFS a check payable to the Fund, along with information identifying you and your account number. An initial investment made by check must be accompanied by a completed application. All checks should be drawn on a U.S. bank in U.S. funds in order to avoid fees and delays. A charge may be imposed if any check submitted for investment does not clear.

PURCHASES BY EXCHANGE

You may purchase shares of a Fund by exchange of shares from another Fund, by exchange of shares of Money Market Portfolio, Government Securities Portfolio or Tax-Exempt Portfolio, each a portfolio of Cash Account Trust (such shares are referred to as "Cash Account Shares") either by mail or by instructing your broker-dealer or other sales agent, who will communicate your order to CAM. See "How to Redeem Shares - Redemption by Exchange." You may not make more than four exchanges from any Fund during any calendar year. No sales charge is imposed on purchases of Institutional Shares by exchange of Institutional Shares from another Fund or by exchange of Cash Account Shares provided the aggregate value of your Institutional Shares of all Funds is at least $5 million. Please review the information under "How to Redeem Shares - Redemption by Exchange."

NET ASSET VALUE

The net asset value of the shares of each Fund is determined as of the close of regular session trading on the New York Stock Exchange, currently 3:00 p.m. Chicago time, each day that exchange is open for trading by dividing the value of all of the securities and other assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding.

Portfolio securities are valued on the basis of market valuation. Securities and other assets for which market values are not readily available are valued at a fair value as determined by a method the board of trustees believes represents a fair value. For a more complete explanation, please refer to the Statement of Additional Information.

How to Redeem Shares

Shares of the Funds will be redeemed at the respective net asset value next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for trading. Requests received after the time for computation of a Fund's net asset value for that day will be processed the next business day.

REDEMPTION BY MAIL

A written request for redemption (and an endorsed share certificate, if issued) must be received by the Fund's transfer agent, Calamos Asset Management, Inc. ("CAM"), to constitute a valid redemption request.

Your redemption request must:

1. specify the Fund and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.   be signed by all owners exactly as their names appear on the account; and

3. include a signature guarantee for each signature on the redemption request by CFS, by a securities firm that is a member of the New York Stock Exchange, or by a bank, savings bank, credit union, savings and loan association or other entity that is authorized by applicable state law to guarantee signatures.

In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

REDEMPTION BY WIRE OR TELEPHONE

Broker-dealers or other sales agents may communicate redemption orders by wire or telephone to CAM. These firms may charge for their services in connection with your redemption request but neither the Funds nor CAM impose any such charges.

EXPEDITED REDEMPTION

Unless share certificates have been issued to you, you may have redemption proceeds of at least $5,000 wired directly to a domestic commercial bank account or brokerage account that you have previously designated. Normally, such payments will be transmitted no later than the second business day following receipt of your redemption request

(provided redemptions may be made under the general criteria set forth below). A $15 service charge for payment of redemption proceeds by wire will be deducted from the proceeds.

REDEMPTION BY EXCHANGE

You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds or Cash Account Shares if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. You may not make more than four exchanges from any Fund in any calendar year. Before exchanging into Cash Account Shares, you should obtain the prospectus relating to those shares from the Adviser and read it carefully. The exchange privilege is not an offering or recommendation of Cash Account Shares. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "Redemption by Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. An exchange may also be made by instructing your broker-dealer or other sales agent, who will communicate your instruction to CAM. No sales charge is imposed on purchases by exchange.

GENERAL

A check for proceeds of a redemption will not be released until the check used to purchase the shares has been collected, which is usually no more than 15 days after purchase. You may avoid this delay by purchasing shares in such a way that the Fund receives immediate payment for your purchase, such as by wire transfer of funds or payment by a certified or cashier's check. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. Each Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose Institutional Class Shares of all Funds have an aggregate value of less than $5 million, unless the reduction in value to less than $5 million was the result of market fluctuation.

Please telephone the Funds if you have any questions about requirements for a redemption before submitting a request. You may not cancel or revoke your redemption request once your instructions have been received and accepted.

Shareholder Services

SHAREHOLDER ACCOUNTS

Each shareholder of a Fund receives quarterly account statements showing transactions in shares of the Fund and with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, dividend reinvestment, or change of shareholder address.

SYSTEMATIC WITHDRAWAL PLAN

You may request that a Fund periodically redeem Institutional Shares having a specified redemption value and send you a check for the proceeds. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are proceeds of redemption and are taxable as such.

EXCHANGE PRIVILEGE

You may exchange shares of any Fund for shares of another Fund or for Cash Account Shares or exchange Cash Account Shares for shares of a Fund, without payment of any sales charge as described above under "How to Purchase Shares - Purchase by Exchange" and "How to Redeem Shares - Redemption by Exchange."

Dividends and Distributions

Shareholders may receive two kinds of distributions from a Fund: dividends and capital gains distributions. All dividends and capital gains distributions are paid in the form of additional shares of the same class credited to your account at the net asset value per share next computed after the dividend or distribution is payable to shareholders (without a sales charge) unless you requested on the account application or in writing that distributions be made in cash. Convertible Fund, Growth and Income Fund, Strategic Income Fund and Global Growth and Income Fund declare and pay dividends from net investment income quarterly; Growth Fund declares dividends annually. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If two consecutive dividend checks from a Fund are returned as undeliverable, undelivered dividends will be invested in additional shares of that Fund at the current net asset value and the account will be designated as a dividend reinvestment account.

Taxes

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and thus not be subject to federal income taxes on amounts it distributes to shareholders.

You may realize a capital gain or capital loss when you redeem (sell) shares. The federal tax treatment will depend, of course, on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

Dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except that distributions declared in October, November or December to shareholders of record in one of those months will be treated as received by shareholders on December 31 of the year in which they are declared, provided they are paid prior to February 1 of the next year.

Dividends from net investment income and capital gains distributions may be taxed to shareholders at different rates depending on their individual tax situations. You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.

Each Fund is required by law to withhold federal income tax from reportable payments (which may include redemptions, capital gains distributions and other taxable distributions, if any) paid to any non-exempt shareholder who has failed to certify to the

Fund that the social security or taxpayer identification number provided to the Fund is correct and that the shareholder is not subject to backup withholding.

Please refer to the Statement of Additional Information for a more complete explanation.

Management of the Funds

THE TRUSTEES

The board of trustees of Calamos Investment Trust (the "Trust") has overall responsibility for the conduct of the affairs of the Trust. The trustees serve indefinite terms of unlimited duration. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after any such appointment, have been elected by the shareholders. Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of the Trust's outstanding shares. A trustee may be removed with or without cause upon the written declaration of a majority of the trustees.

THE ADVISER

Each Fund's investments are managed by its investment adviser, Calamos Asset Management, Inc. ("CAM"). At March 31, 1997, CAM managed approximately $1.9 billion in assets of individuals and institutions. CAM is controlled by John P. Calamos, who has been engaged in the investment advisory business since 1977. Mr. Calamos is also the controlling shareholder of CFS, the distributor of the Funds.

Subject to the overall authority of the board of trustees, CAM furnishes continuous investment supervision and management to each Fund under a management agreement and also furnishes office space, equipment and management personnel. For these services each Fund pays CAM a fee based on average daily net assets that is accrued daily and paid monthly. The fee paid by Growth Fund is at the annual rate of 1% of the first $150 million of average net assets and .75% of average net assets in excess of $150 million. The fee paid by Global Growth and Income Fund is at the annual rate of 1% of average net assets. The fee paid by each other Fund is at the annual rate of .75% of the first $150 million of average net assets and .50% of average net assets in excess of $150 million. CAM also acts as transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The management agreement also provides that the total ordinary expenses of a Fund (exclusive of taxes, interest, extraordinary litigation expenses and brokers' commissions and other charges relating to the purchase and sale of securities but including fees paid to CAM and fees paid pursuant to the Distribution Plan) shall not exceed the limits, if any, prescribed by any state in which shares of the Fund are being sold or are qualified for sale, and CAM has agreed to reimburse the Fund for any such expenses in excess of such limits. In addition, CAM has voluntarily undertaken to limit the annual ordinary operating expenses of shares of each Fund, as a percentage of the average net assets of the particular class of shares, to 1.5% for Institutional shares, to 2.00% for Class A shares and 2.50% for Class C shares through August 31, 1998. Subject to those expense limitations, each Fund pays all of its operating expenses not specifically assumed by CAM.

John P. Calamos and Nick P. Calamos are responsible for managing the portfolios of Convertible Fund, Growth and Income Fund and Global Growth and Income Fund; John P. Calamos and John P. Calamos, Jr. are primarily responsible for the day-to-day management of the portfolios of Strategic Income Fund and Growth Fund. During the past five years, John P. Calamos has been president and a trustee of the Trust and president of CAM and CFS; John P. Calamos, Jr. has been an employee of CAM; and Nick P. Calamos has been vice president of the Trust since 1992, a trustee of the Trust since 1997 and a managing director of CAM and CFS.

PERFORMANCE INFORMATION

Information about the performance of each Fund is contained in the Funds' annual report, which may be obtained from the Trust upon request at no charge.

Each Fund may provide information about the investment performance of its classes of shares from time to time in advertisements, sales literature and otherwise. Convertible Fund, Growth and Income Fund and Strategic Income Fund may quote "yield," an annualized figure based on the amount of net investment income per share (a hypothetical figure defined by SEC rules) earned during a 30-day period, divided by the public offering price per share on the last day of the period. Each Fund may advertise its "Total Return" for each class of shares. Total Return for a class of shares of a Fund for a period is the percentage change in value during a period of an investment in those shares, including the value of all shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period. All of these calculations assume the reinvestment of dividends and distributions in additional shares of the same class. Income taxes payable by a shareholder are not taken into account. Please refer to the Statement of Additional Information for a more complete explanation.

In advertising and sales literature, a Fund's performance may be compared with that of market indices and other mutual funds, comparative performance as computed in a ranking determined by Lipper Analytical Services, Inc., an independent service that monitors the performance of over 1,000 mutual funds, or that of another service.

Performance of a Fund will vary from time to time, and past results are not necessarily indicative of future results. Performance information supplied by a Fund may not provide a basis for comparison with other investments using different reinvestment assumptions or time periods.

PORTFOLIO TRANSACTIONS

Consistent with the Trust's policy of obtaining best price and execution on portfolio transactions, the trustees have determined that portfolio transactions for a Fund may be executed through CFS if, in the judgment of the Adviser, the use of CFS is likely to result in a combination of net price and execution at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions,

CFS charges the Fund commission rates consistent with those charged by CFS to comparable unaffiliated customers in similar transactions.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available and such other policies as the trustees may determine, the Adviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for that Fund.

The Trust and Its Shares

Each Fund is a series of Calamos Investment Trust (the "Trust"), which was organized as a Massachusetts business trust on December 21, 1987 and is an open-end diversified management investment company. Prior to June 23, 1997 the name of the Trust was CFS Investment Trust. Growth and Income Fund was named "Calamos Small/Mid Cap Convertible Fund" prior to April 29, 1994.

SHARES

Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. Currently the Trust has five series in operation, and each series offers three classes of shares (Class A, Class C and Class I). All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights.

Class A shares of each Fund are offered at net asset value plus a sales charge of up to 4.75% of the offering price and are subject to an annual .25% service fee and a .25% distribution fee. Class C shares of each Fund are offered at net asset value without an initial or contingent deferred sales charge if held for at least one year but are subject to an annual .25% service fee and a .75% distribution fee and, in the case of shares redeemed within one year, a 1% contingent deferred sales charge. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series. Different classes of shares of a single series may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Distributor at the telephone number shown on the back cover page of this prospectus or from any institution that makes available shares of the Funds.

Each Fund's shares are entitled to participate pro rata in any dividends and other distributions declared by the Trust's board of trustees with respect to shares of the Fund. All shares of a Fund have equal rights in the event of liquidation of the Fund.

Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of a Fund, which are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS
Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement. On any matters submitted to a vote of shareholders, shares are voted by individual series or class and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or other applicable law. Shares of a Fund are not entitled to vote on any matter not affecting that Fund. All shares of the Trust vote together in the election of trustees.

CERTAIN SHAREHOLDERS

At May 31, 1997, John P. Calamos had the power to vote and dispose of 206,908 shares (50.2%) of Growth Fund and 189,772 shares (30.1%) of Growth and Income Fund. Of these shares, 85,442 shares (20.8%) of Growth Fund and 120,547 shares (19.1%) of Growth and Income Fund were held by CFS 401 (k) Profit Sharing Plan and Trust, of which Mr. Calamos is trustee and in which Mr. Calamos and other employees of Calamos Financial Services, Inc. and Calamos Asset Management, Inc. are participants. No other person is known to own beneficially 25% or more of any Fund. Under the 1940 Act, a holder of more than 25% of a Fund's outstanding shares is presumed to control the Fund. The address of Mr. John Calamos is 1111 East Warrenville Road, Naperville, Illinois 60563-1493

SHAREHOLDER INQUIRIES

Inquiries regarding the Funds may be directed to the address or telephone numbers on the cover of this prospectus.

APPENDIX--DESCRIPTION OF BOND RATINGS

A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Funds' investment adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

MOODY'S RATINGS

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P Ratings

AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


Table of Contents
                                     Page
                                     ----
Key Features............................2
Expenses................................3
Financial Highlights....................4
Investment Objectives and Policies......4
Common Investment Practices.............6
Risk of Investment.....................15
Investment Restrictions................15
How to Purchase Shares.................15
How to Redeem Shares...................17
Shareholder Services...................18
Dividends and Distributions............19
Taxes..................................19
Management of the Funds................20
Performance Information................21
Portfolio Transactions.................21
The Trust and Its Shares...............22
Appendix--Description of Bond Ratings..23

INVESTMENT ADVISER AND
TRANSFER AGENT:
CALAMOS ASSET MANAGEMENT, INC./(R)/
1111 East Warrenville Road
Naperville, Illinois  60563-1493

DISTRIBUTOR:
CALAMOS FINANCIAL SERVICES, INC./(R)/
1111 East Warrenville Road
Naperville, Illinois  60563-1493

COUNSEL:
Bell, Boyd & Lloyd
Chicago, Illinois

INDEPENDENT AUDITORS:
Ernst & Young LLP
Chicago, Illinois

No dealer, salesman or any other person is authorized, in connection with the offer contained in this prospectus, to act as agent for Calamos Investment Trust, nor is any person authorized to give any information or to make any representations not contained in this prospectus or in supplementary information or in supplemental sales material authorized by Calamos Investment Trust, and no person is entitled to rely upon any information or representation not contained herein or therein. This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.



CALAMOS FAMILY OF FUNDS/(R)/

CONVERTIBLE FUND
GROWTH AND INCOME FUND
STRATEGIC INCOME FUND
GROWTH FUND
GLOBAL GROWTH AND INCOME FUND


PROSPECTUS


JUNE 24, 1997



  1111 EAST WARRENVILLE ROAD
NAPERVILLE, ILLINOIS  60563-1493
                 (630)  245-7200
(800)  823-7386